UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10303

Buffalo Funds

(Exact name of registrant as specified in charter)

5420 W. 61st Place

Shawnee Mission, KS 66205

(Address of principal executive offices) (Zip code)

Clay E. Brethour

5420 W. 61st Place

Shawnee Mission, KS 66205

(Name and address of agent for service)

(913) 384-1513

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period: September 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual *Report*

Buffalo ***Funds***

September 30, 2014

    Message to Our Shareholders

October 2014

D

espite continued evidence of a decent domestic economy and signs that the U.S. is decoupling from the weakness seen in other developed markets, concerns about the global economic outlook, geopolitical events, and interest rate uncertainty have influenced U.S. equity markets over the past six months and caused increased market volatility as we closed out the September 30, 2014 period. Strong year-to-date returns by more defensive and higher yielding areas of the market including mature health care companies, master limited partnerships, utilities, and real estate investment trusts, have pushed the large cap indexes higher over the last six months with the S&P 500 Index advancing 6.42%. Conversely, small cap stocks, as measured by the Russell 2000 Index have declined 5.46% over the same period. It seems that investor fear, the recent uptick in market gyrations, and the price decline in more aggressive small cap stocks are all signs of a diminishing appetite for riskier assets. With the recent day-to-day volatility it feels like long-term investors have taken pause and short-term traders have dominated the direction of the market. We believe this period will pass and that level-headed investors who are focused on the solid fundamental strength of many publicly-traded companies will eventually take the markets to new highs. While the last six months has had its share of ups and downs, and fits and starts, we believe the stock market outlook for 2015 is bright due to a number of positive factors listed below as we see them:

1) A strengthening U.S. economy. After a weather-induced slump in the first quarter of 2014 (Q1), Q2 gross domestic product (GDP) grew at a robust annual rate of 4.6%. It appears Q3 is on track to grow over 3% and assuming normal weather, we would expect a strong Christmas and Q4 GDP data.

2) Healthy job growth domestically. September jobs added were nearly 250,000 and the unemployment rate fell to 5.9%. This was the lowest unemployment rate since July 2008. In addition, U.S. weekly unemployment claims, a leading indicator of future unemployment, recently fell to 287,000. This was the lowest level of claims since January 2006.

3) Near record low interest rates and an accommodative Central Bank monetary policy. While we have been expecting higher rates for well over a year now, interest rates remain near all-time lows. Bond buying (QE3) has been wound down by Fed Chairman Janet Yellen, but indications are that there is a reluctance to raise short-term interest rates until inflation rises solidly above 2% (it was reported at an annualized rate of 1.7% in September). In addition, the European Central Bank is undertaking a new version of quantitative easing which has pushed European rates well below U.S. levels. A strong dollar and a healthy foreign appetite for U.S. bonds have also been helping to keep a lid on our interest rates.

4) Robust auto sales. September’s light vehicle sales were reported at 16.4 million units (annualized) coming off the heels of a strong August in which sales hit 17.5 million units, the highest level since January 2006. If sales remain strong, this bodes well for Q4 auto production which could provide a boost to year-end GDP. Importantly, these sales levels have not been artificially inflated by heavy price discounting or promotions. Thus, in the near term, these sales levels should be sustainable.

5) Falling retail gasoline prices. Gasoline prices are heading toward levels not seen since 2010. Many service stations are now selling regular unleaded for less than $3.00/gallon. This acts as a huge tax cut for the middle class, allowing consumers to have higher discretionary income that can be spent on other goods and services. We believe this should boost Q4 GDP. North American oil production is soaring which is keeping domestic refineries well supplied. Demand for domestic gasoline and other fuels is growing well below the rate of GDP due to greater vehicle fuel efficiency, displacement of oil by natural gas, and weaker export demand from Europe and Asia as their economies remain stagnant or weak.

6) A robust U.S. energy industry. According to Energy Information Association (EIA), U.S. oil production is expected to reach 8.5 million barrels per day in 2014 and 9.5 million barrels per day in 2015, a level not seen since 1970. Annual investment in the U.S. energy industry is running in excess of $200 billion. For the first time this represents greater than 20% of all private investment spending in the U.S. This is contributing to GDP and job growth, as well as, helping drive down energy prices, overall inflation, and the trade deficit. It is also bringing energy intensive manufacturing, such as chemical and steel, back to the U.S.

7) Significant improvement in the budget deficit. The budget deficit has gone from a peak of 10% of GDP to roughly 3.5% for FY2014.

8) Gradually improving housing starts and home sales. The rate of new housing starts remains well below the historical average for new household formations. We expect the millennial generation will eventually tire of apartment dwelling and look to buy a home. Given the tight supply and price inflation of existing homes we would expect builders to step up new housing starts to at least 1.2-1.3 million to meet this expected demand in 2015. This should provide a nice tailwind to 2015 GDP growth.

9) A steadily declining trade deficit. Since 2006 petroleum product exports have surged and petroleum imports have declined sharply. Together they have trimmed some $150 billion or nearly 40% from the annual trade deficit. Looking forward, the trade deficit should fall further as domestic oil production increases and the U.S. begins to export natural gas. Additionally, the ongoing manufacturing renaissance in the U.S. should increase product exports and displace more product imports.

10) Record corporate earnings. Domestic non-financial profits in Q2 reached $1.26 trillion, 16% above their previous peak in 2006. This helps support the S&P 500 stock index. It also helps explain record investment spending by corporations, record dividends, and the steady improvement in new hiring.

11) Tame inflation. Inflation has remained stable and below the Fed’s 2% target. The recent decline in gasoline and agricultural prices combined with the strong dollar, which makes imports cheaper, should help keep consumer prices stable, if not lower, in the near-term.

12) A pick up in mergers and acquisitions. U.S. M&A activity reached $277 billion in Q1-2014, up 56% from Q1-2013. This was the strongest first quarter since 2007.

13) A reasonable stock market valuation. The current P/E of the S&P 500 is some 16.5x 2014 earnings per share. This is roughly equal to the 10-year average and lower than the 25-year average. The S&P 500 dividend yield is roughly 2%, which is only about 30 basis points lower than the yield on the 10-year Treasury bond. Over the last 60 years, the S&P 500 dividend yield has been about half of the 10-year Treasury yield.

In our opinion, weighing all of these factors leads to a positive outlook for the stock market for the remainder of 2014 and into 2015. There may be some bumps along the way, particularly over the near to medium-term as uncertainty regarding European and Asian economic growth prospects weighs on the overall market. We see slow but positive domestic growth, low absolute interest rates, and low inflation. We believe the stock market that will continue to climb a wall of worry as the U.S. economy continues to get stronger and steps taken by the European Central Bank to improve the economic picture in the Eurozone materialize.

Sincerely,

Clay E. Brethour

President

P/E	= Price to Earnings Ratio

Dividend yield shows how much a company pay out in dividends relative to it’s share price

A basis point is one percentage point (0.01%)

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The Prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-800-49-BUFFALO or visiting www.buffalofunds. com. Read it carefully before investing.

Past performance does not guarantee future results. Mutual fund investing involves risk. Principal loss is possible.

The opinions expressed above are those of the author, are subject to change and are not guaranteed and should not be considered investment advice.

The Buffalo Funds are distributed by Quasar Distributors, LLC.

    Investment Results

Total Returns as of September 30, 2014 (Unaudited)

			AVERAGE ANNUAL
	Gross Expense Ratio*	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo Discovery Fund (inception date 4/16/01)	1.01%	1.66%	12.68%	17.12%	11.17%	8.55%
Russell 3000 Growth Index	N/A	5.78%	17.87%	16.43%	8.95%	5.80%
Lipper Multi-Cap Growth Fund Index	N/A	3.87%	16.13%	15.43%	8.80%	5.49%

Buffalo Dividend Focus Fund (inception date 12/03/12)	0.94%	9.80%	23.94%	N/A	N/A	20.77%
S&P 500 Index	N/A	6.42%	19.73%	N/A	N/A	22.78%
Lipper Equity Income Funds Index	N/A	4.41%	16.10%	N/A	N/A	19.91%

Buffalo Emerging Opportunities Fund (inception date 5/21/04)	1.49%	-12.95%	-7.05%	18.70%	8.40%	7.72%
Russell 2000 Growth Index	N/A	-4.51%	3.79%	15.51%	9.03%	8.82%
Lipper Small-Cap Growth Funds Index	N/A	-4.97%	1.98%	14.47%	8.06%	7.80%

Buffalo Flexible Income Fund (inception date 8/12/94)	1.03%	3.63%	10.15%	11.52%	8.04%	7.69%
S&P 500 Index	N/A	6.42%	19.73%	15.70%	8.11%	9.55%
Lipper Mixed-Asset Target Allocation Moderate Funds Index	N/A	2.43%	9.71%	9.20%	5.99%	7.22%

Buffalo Growth Fund (inception date 5/19/95)	0.91%	2.76%	13.89%	14.89%	9.02%	9.98%
Russell 1000 Growth Index	N/A	6.68%	19.15%	16.50%	8.94%	8.39%
Lipper Large Cap Growth Funds Index	N/A	5.65%	16.87%	14.71%	7.91%	7.39%

Buffalo High Yield Fund (inception date 5/19/95)	1.02%	0.32%	3.67%	8.10%	6.54%	7.64%
Bank of America Merrill Lynch U.S. High Yield Master II Index	N/A	0.59%	7.23%	10.40%	8.20%	7.67%
Lipper High Yield Bond Funds Index	N/A	0.36%	6.84%	9.93%	6.95%	6.29%

Buffalo International Fund (inception date 9/28/07)	1.08%	-2.22%	5.23%	8.01%	N/A	2.47%
MSCI AC World (ex USA) Index	N/A	-0.50%	4.77%	6.03%	N/A	-0.16%
Lipper International Funds Index	N/A	-1.96%	4.40%	6.83%	N/A	0.34%

Buffalo Large Cap Fund (inception date 5/19/95)	0.97%	5.14%	15.11%	13.21%	7.86%	8.90%
Russell 1000 Growth Index	N/A	6.68%	19.15%	16.50%	8.94%	8.39%
Lipper Large-Cap Growth Funds Index	N/A	5.65%	16.87%	14.71%	7.91%	7.39%

Buffalo Mid Cap Fund (inception date 12/17/01)	1.01%	-0.67%	9.26%	13.00%	9.10%	8.21%
Russell Midcap Growth Index	N/A	3.61%	14.43%	17.12%	10.24%	8.45%
Lipper Mid-Cap Growth Funds Index	N/A	0.60%	10.64%	14.69%	9.68%	7.41%

Buffalo Small Cap Fund (inception date 4/14/98)	1.00%	-7.86%	-4.72%	11.30%	8.31%	11.93%
Russell 2000 Growth Index	N/A	-4.51%	3.79%	15.51%	9.03%	4.94%
Lipper Small-Cap Growth Funds Index	N/A	-4.97%	1.98%	14.47%	8.06%	5.82%

*	As reported in the Funds’ Prospectus dated July 29, 2014.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current of the most recent month-end may be obtained by calling 1-800-49-BUFFALO or by visiting the website at www.buffalofunds.com.
The Buffalo Discovery, Dividend Focus, Flexible Income, International, Large Cap, Mid Cap, and Growth Funds impose a 2.00% redemption fee on shares held for less than 60 days and the Buffalo High Yield, Emerging Opportunities and Small Cap Funds impose a 2.00% redemption fee on shares held less than 180 days.

The Funds’ returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the Funds’ fees and expenses; however, applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an unmanaged index that reflects the net asset value weighted return of 30 of the largest multi-cap growth funds tracked by Lipper. Its returns include net reinvested dividends. The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an average of funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. The Bank of America Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The MSCI AC World (ex USA) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. The Lipper International Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper International classifications. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. Lipper Equity Income Funds Index tracks funds that seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds’ gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index.

A Lipper Fund Award is awarded to one fund in each Lipper classification for achieving the strongest trend of consistent risk-adjusted performance against its classification peers over a three, five or ten-year period. Although Lipper makes reasonable efforts to ensure the accuracy and reliability of the data contained herein, the accuracy is not guaranteed by Lipper. Users acknowledge that they have not relied upon any warranty, condition, guarantee, or representation made by Lipper. Any use of the data for analyzing, managing, or trading financial instruments is at the user’s own risk. This is not an offer to buy or sell securities. Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.

The Lipper Fund Awards are part of the Thomson Reuters Awards for Excellence, a global family of awards that celebrate exceptional performance throughout the professional investment community. The Thomson Reuters Awards for Excellence recognize the world’s top funds, fund management firms, sell-side firms, research analysts, and investor relations teams. The Thomson Reuters Awards for Excellence also include the Extel Survey Awards, the StarMine Analyst Awards, and the StarMine Broker Rankings.

For more information, please contact markets.awards@thomsonreuters.com or visit excellence.thomsonreuters.com

Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, debt, lower- or non-rated securities and smaller companies.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

    Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (including redemption fees) and (2) ongoing costs, including management fees and other Fund specific expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo Flexible Income, Dividend Focus, International, Large Cap, Mid Cap, Discovery and Growth Funds within 60 days of purchase. The Buffalo High Yield, Emerging Opportunities and Small Cap Funds will charge a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 180 days of purchase. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the examples below. The examples below include management fees, registration fees and other expenses. However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

BUFFALO DISCOVERY FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$1,016.60	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO DIVIDEND FOCUS FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$1,098.00	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$5.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO EMERGING OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$870.50	$6.89
Hypothetical (5% return before expenses)	$1,000.00	$1,010.37	$7.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO FLEXIBLE INCOME FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$1,036.30	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO GROWTH FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$1,027.60	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$4.60

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO HIGH YIELD FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$1,003.20	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$5.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$977.80	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,014.57	$5.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO LARGE CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$1,051.40	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,015.47	$4.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO MID CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$993.30	$5.05
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$5.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

BUFFALO SMALL CAP FUND	BEGINNING ACCOUNT VALUE APRIL 1, 2014	ENDING ACCOUNT VALUE SEPTEMBER 30, 2014	EXPENSES PAID DURING PERIOD APRIL 1, 2014 - SEPTEMBER 30, 2014*
Actual	$1,000.00	$921.40	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,015.07	$5.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

    Allocation of Portfolio Holdings

Percentages represent market value as a percentage of total investments as of September 30, 2014.

BUFFALO DISCOVERY FUND

Information Technology	25.53%
Health Care	24.28%
Industrials	15.44%
Consumer Discretionary	9.42%
Materials	7.18%
Short-Term Investments	5.65%
Consumer Staples	4.92%
Energy	4.71%
Financials	2.87%

100.00%

BUFFALO DIVIDEND FOCUS FUND

Information Technology	16.39%
Energy	14.31%
Short-Term Investments	12.82%
Financials	12.24%
Health Care	10.57%
Industrials	9.88%
Consumer Discretionary	7.64%
Consumer Staples	7.54%
Utilities	3.76%
Materials	2.70%
Telecommunication Services	2.15%

100.00%

BUFFALO EMERGING OPPORTUNITIES FUND

Information Technology	43.18%
Industrials	18.69%
Health Care	15.84%
Consumer Discretionary	10.24%
Consumer Staples	3.46%
Materials	3.43%
Telecommunication Services	2.95%
Short-Term Investments	1.18%
Energy	1.03%

100.00%

BUFFALO FLEXIBLE INCOME FUND

Common Stocks	56.00%
Short-Term Investments	13.94%
Corporate Bonds	13.30%
U.S. Government Note	9.53%
Convertible Bonds	5.43%
REITS	1.24%
Bank Loans	0.56%

100.00%

BUFFALO GROWTH FUND

Information Technology	25.25%
Industrials	19.89%
Health Care	11.58%
Consumer Discretionary	10.84%
Financials	10.53%
Consumer Staples	8.78%
Energy	5.85%
Materials	4.19%
Short-Term Investments	3.09%

100.00%

BUFFALO HIGH YIELD FUND

Corporate Bonds	63.78%
Convertible Bonds	16.01%
Short-Term Investments	11.03%
Common Stocks	5.60%
Bank Loans	1.31%
Convertible Preferred Stocks	1.30%
Preffered Stocks	0.97%

100.00%

BUFFALO INTERNATIONAL FUND

Europe	66.36%
Asia	18.99%
Short-Term Investments	8.60%
The Americas	4.97%
Middle East	1.08%

100.00%

BUFFALO LARGE CAP FUND

Information Technology	24.73%
Consumer Discretionary	18.79%
Health Care	16.16%
Industrials	11.32%
Financials	10.91%
Consumer Staples	6.40%
Energy	5.31%
Materials	4.55%
Short-Term Investments	1.83%

100.00%

BUFFALO MID CAP FUND

Consumer Discretionary	29.38%
Industrials	20.50%
Information Technology	15.51%
Financials	13.55%
Health Care	10.58%
Consumer Staples	4.75%
Energy	3.20%
Materials	1.64%
Short-Term Investments	0.89%

100.00%

BUFFALO SMALL CAP FUND

Information Technology	28.30%
Consumer Discretionary	20.88%
Industrials	17.83%
Health Care	15.89%
Financials	11.03%
Short-Term Investments	2.44%
Consumer Staples	2.18%
Energy	1.45%

100.00%

    Buffalo Discovery Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 95.18%
CONSUMER DISCRETIONARY — 9.50%
	Auto Components — 1.32%
165,048	BorgWarner, Inc.	$8,683,175

	Distributors — 0.97%
240,900	LKQ Corp.(a)	6,405,531

	Internet & Catalog Retail — 2.09%
156,800	Expedia, Inc.	13,738,816

	Media — 2.04%
407,127	Lions Gate Entertainment Corp.(b)	13,422,977

	Specialty Retail — 3.08%
211,622	Vitamin Shoppe, Inc.(a)	9,393,901
162,000	Williams-Sonoma, Inc.	10,784,340

		20,178,241
	Total Consumer Discretionary (Cost $50,297,314)	62,428,740

CONSUMER STAPLES — 4.96%
	Food & Staples Retailing — 3.28%
121,400	CVS Health Corp.	9,662,226
313,000	Whole Foods Market, Inc.	11,928,430

		21,590,656

	Food Products — 1.68%
111,400	The JM Smucker Co.	11,027,486
	Total Consumer Staples (Cost $34,660,175)	32,618,142

ENERGY — 4.75%
	Energy Equipment & Services — 4.75%
205,300	Baker Hughes, Inc.	13,356,818
121,631	CARBO Ceramics, Inc.	7,204,204
347,978	Forum Energy Technologies Inc.(a)	10,651,607
	Total Energy (Cost $27,794,974)	31,212,629

FINANCIALS — 2.89%
	Capital Markets — 1.31%
48,900	Financial Engines Inc.	1,673,114
610,785	WisdomTree Investments, Inc.(a)	6,950,733

		8,623,847

	Diversified Financial Services — 1.58%
53,300	Intercontinental Exchange Group, Inc.	10,396,165
	Total Financials (Cost $17,507,118)	19,020,012

HEALTH CARE — 24.49%
	Biotechnology — 5.90%
55,000	Alnylam Pharmaceuticals Inc.(a)	4,295,500
149,500	BioMarin Pharmaceutical Inc.(a)	10,787,920
203,800	Cepheid, Inc.(a)	8,973,314
91,900	Gilead Sciences, Inc.(a)	9,782,755
78,897	KYTHERA Biopharmaceuticals, Inc.(a)	2,584,666
110,400	Sarepta Therapeutics, Inc.(a)	2,329,440

		38,753,595

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE (Continued)
	Health Care Equipment & Supplies — 5.87%
1,428,400	Accuray Inc.(a)	$10,370,184
296,336	Align Technology, Inc.(a)	15,314,644
93,263	Baxter International Inc.	6,693,486
172,550	Inogen Inc.(a)	3,556,256
173,038	Oxford Immunotec Global PLC(a)(b)	2,642,290

		38,576,860

	Health Care Technology — 1.87%
93,350	athenahealth Inc.(a)	12,293,262

	Life Sciences Tools & Services — 2.89%
159,700	Agilent Technologies, Inc.	9,099,706
165,500	Charles River Laboratories International, Inc.(a)	9,886,970

		18,986,676

	Pharmaceuticals — 7.96%
260,000	Akorn, Inc.(a)	9,430,200
77,434	Allergan, Inc.	13,797,964
430,600	Hospira, Inc.(a)	22,404,117
44,800	Perrigo Co. PLC(b)	6,728,512

		52,360,793
	Total Health Care (Cost $99,051,464)	160,971,186

INDUSTRIALS — 15.58%
	Aerospace & Defense — 1.16%
192,100	Hexcel Corp.(a)	7,626,370

	Commercial Services & Supplies — 2.36%
253,500	Healthcare Servics Group, Inc.	7,252,635
70,805	Stericycle, Inc.(a)	8,253,031

		15,505,666

	Construction & Engineering — 1.59%
288,600	Quanta Services, Inc.(a)	10,473,294

	Electrical Equipment — 4.13%
72,400	Acuity Brands, Inc.	8,522,204
225,700	AMETEK, Inc.	11,332,397
49,500	Roper Industries, Inc.	7,241,355

		27,095,956

	Machinery — 4.76%
198,555	Chart Industries, Inc.(a)	12,137,667
132,000	Pall Corp.	11,048,400
71,100	Parker Hannifin Corp.	8,116,065

		31,302,132

	Professional Services — 1.58%
170,358	Verisk Analytics, Inc — Class A(a)	10,373,099
	Total Industrials (Cost $86,102,336)	102,376,517

    Buffalo Discovery Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY — 25.77%
	Communications Equipment — 3.25%
273,715	ADTRAN, Inc.	$5,619,369
282,200	Juniper Networks, Inc.	6,250,730
127,200	QUALCOMM, Inc.	9,510,744

		21,380,843

	Electronic Equipment, Instruments & Components — 1.19%
53,644	FARO Technologies, Inc.(a)	2,722,433
164,005	National Instruments Corp.	5,072,675

		7,795,108

	Internet Software & Services — 7.50%
67,413	Akamai Technologies, Inc.(a)	4,031,297
51,400	Equinix, Inc.(a)	10,921,472
178,475	Facebook Inc. — Class A(a)	14,106,663
23,200	Google Inc. — Class A(a)	13,651,112
11,300	Google Inc. — Class C(a)	6,524,168

		49,234,712

	IT Services — 1.52%
239,045	Teradata Corp.(a)	10,020,766

	Semiconductors & Semiconductor Equipment — 1.02%
166,200	Broadcom Corp. — Class A	6,717,804

	Software — 6.03%
189,000	ACI Worldwide, Inc.(a)	3,545,640
15,900	ANSYS, Inc.(a)	1,203,153
316,400	BroadSoft Inc.(a)	6,657,056
145,691	Citrix Systems, Inc.(a)	10,393,596
383,800	Fortinet Inc.(a)	9,696,707
144,100	Red Hat, Inc.(a)	8,091,215

		39,587,367

	Technology Hardware, Storage & Peripherals — 5.26%
198,800	Apple Inc.	20,029,100
496,000	EMC Corp.	14,512,960

		34,542,060
	Total Information Technology (Cost $117,279,696)	169,278,660

MATERIALS — 7.24%
	Chemicals — 7.24%
89,435	Airgas, Inc.	9,895,983
101,400	Ecolab Inc.	11,643,762
99,963	FMC Corp.	5,716,884
92,200	International Flavors & Fragrances Inc.	8,840,136
102,000	Monsanto Co.	11,476,020
	Total Materials (Cost $38,714,198)	47,572,785

TOTAL COMMON STOCKS		625,478,671
(COST $471,407,275)

SHARES OR FACE AMOUNT		FAIR VALUE*

SHORT TERM INVESTMENTS — 5.70%
INVESTMENT COMPANY — 5.70%
$37,473,915	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	$37,473,915
	Total Investment Company	37,473,915

	TOTAL SHORT TERM INVESTMENTS	37,473,915
	(COST $37,473,915)

	TOTAL INVESTMENTS — 100.88%	662,952,586
	(COST $508,881,190)

	Liabilities in Excess of Other Assets — (0.88)%	(5,756,729)

	TOTAL NET ASSETS — 100.00%	$657,195,857

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $22,793,779 (3.47% of net assets) at September 30, 2014.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Dividend Focus Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 80.41%
CONSUMER DISCRETIONARY — 7.04%
	Automobiles — 1.64%
16,750	General Motors Co.	$534,995

	Hotels, Restaurants & Leisure — 2.73%
2,100	Las Vegas Sands Corp.	130,641
4,300	Marriott International, Inc. — Class A	300,570
3,350	McDonald’s Corp.	317,613
750	Wynn Resorts Ltd.	140,310

		889,134

	Media — 0.90%
5,450	Comcast Corp. — Class A	293,101

	Multiline Retail — 0.85%
4,750	Macy’s, Inc.	276,355

	Specialty Retail — 0.92%
5,400	Foot Locker, Inc.	300,510
	Total Consumer Discretionary (Cost $2,106,963)	2,294,095

CONSUMER STAPLES — 6.95%
	Beverages — 1.02%
7,750	The Coca Cola Co.	330,615

	Food Products — 3.76%
5,600	General Mills, Inc.	282,520
5,450	Kraft Foods Group, Inc. — Class A	307,380
10,800	Pinnacle Foods Inc.	352,620
7,150	Unilever N.V. NY Shares — ADR(b)	283,712

		1,226,232

	Household Products — 2.17%
3,350	The Clorox Co.	321,734
4,600	The Procter & Gamble Co.	385,204

		706,938
	Total Consumer Staples (Cost $1,909,843)	2,263,785

ENERGY — 13.19%
	Energy Equipment & Services — 3.86%
3,150	National Oilwell Varco Inc.	239,715
11,750	RPC, Inc.	258,030
1,900	Schlumberger Ltd.(b)	193,211
6,500	Tenaris S.A. — ADR(b)	296,075
10,300	Transocean Partners LLC(a)(b)	269,654

		1,256,685

	Oil, Gas & Consumable Fuels — 9.33%
3,175	Chevron Corp.	378,841
15,000	Cone Midstream Partners LP(a)	421,500
4,975	Enable Midstream Partners, LP	122,584
4,325	EQT Midstream Partners LP.	387,563
7,000	Exxon Mobil Corp.	658,350
3,500	HollyFrontier Corp.	152,880
3,450	Occidental Petroleum Corp.	331,718
3,150	Phillips 66 Partners LP.	210,263

SHARES OR FACE AMOUNT		FAIR VALUE*

ENERGY (Continued)
2,760	Valero Energy Partners LP.	$123,179
4,050	Western Gas Equity Partners LP.	246,807

		3,033,685
	Total Energy (Cost $3,599,430)	4,290,370

FINANCIALS — 11.29%
	Capital Markets — 0.81%
800	BlackRock, Inc.	262,656

	Commercial Banks — 2.12%
7,250	BB&T Corp.	269,772
8,100	Wells Fargo & Co.	420,147

		689,919

	Consumer Finance — 1.32%
5,250	Capital One Financial Corp.	428,505

	Diversified Financial Services — 6.05%
3,350	American Express Co.	293,259
17,650	Bank of America Corp.	300,932
3,050	Berkshire Hathaway Inc.(a)	421,327
3,700	CME Group Inc.	295,833
6,400	JPMorgan Chase & Co.	385,536
3,250	McGraw Hill Financial, Inc.	274,462

		1,971,349

	Insurance — 0.99%
7,100	Arthur J. Gallagher & Co.	322,056
	Total Financials (Cost $3,321,341)	3,674,485

HEALTH CARE — 9.75%
	Biotechnology — 1.90%
2,200	Amgen Inc.	309,012
2,900	Gilead Sciences, Inc.(a)	308,705

		617,717

	Pharmaceuticals — 7.85%
6,000	AbbVie, Inc.	346,560
4,400	Johnson & Johnson	468,996
6,700	Merck & Co., Inc.	397,176
3,700	Novartis AG — ADR(b)	348,281
7,250	Novo Nordisk A/S — ADR(b)	345,245
10,550	Pfizer Inc.	311,964
5,950	Sanofi — ADR(b)	335,759

		2,553,981
	Total Health Care (Cost $2,628,874)	3,171,698

INDUSTRIALS — 9.12%
	Aerospace & Defense — 2.48%
2,050	The Boeing Co.	261,129
14,850	Exelis Inc.	245,619
2,700	United Technologies Corp.	285,120
825	Vectrus, Inc.(a)	16,112

		807,980

    Buffalo Dividend Focus Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)
	Airlines — 0.89%
3,650	Delta Air Lines, Inc.	$131,947
4,600	Southwest Airlines Co.	155,342

		287,289

	Commercial Services & Supplies — 2.21%
4,900	KAR Auction Services, Inc.	140,287
11,100	Pitney Bowes Inc.	277,389
6,350	Waste Management, Inc.	301,816

		719,492

	Industrial Conglomerates — 1.31%
16,650	General Electric Co.	426,573

	Professional Services — 0.89%
5,900	Robert Half International, Inc.	289,100

	Road & Rail — 1.34%
3,900	Norfolk Southern Corp.	435,240
	Total Industrials (Cost $2,453,540)	2,965,674

INFORMATION TECHNOLOGY — 15.11%
	Communications Equipment — 1.94%
11,950	Cisco Systems, Inc.	300,781
4,450	QUALCOMM, Inc.	332,727

		633,508

	IT Services — 1.84%
7,000	Paychex, Inc.	309,400
1,350	Visa Inc. — Class A	288,050

		597,450

	Semiconductors & Semiconductor Equipment — 3.88%
9,750	Broadcom Corp. — Class A	394,095
16,350	Intel Corp.	569,307
6,250	Texas Instruments, Inc.	298,063

		1,261,465

	Software — 3.46%
12,700	Activision Blizzard, Inc.	264,033
12,750	Microsoft Corp.	591,090
7,050	Oracle Corp.	269,874

		1,124,997

	Technology Hardware, Storage & Peripherals — 3.99%
10,020	Apple Inc.	1,009,515
9,900	EMC Corp.	289,674

		1,299,189
	Total Information Technology (Cost $3,993,714)	4,916,609

MATERIALS — 2.50%
	Chemicals — 1.02%
3,050	LyondellBasell Industries NV — Class A(b)	331,413

SHARES OR FACE AMOUNT		FAIR VALUE*

MATERIALS (Continued)
	Metals & Mining — 1.48%
4,050	Freeport-McMoRan Inc.	$132,232
11,775	SunCoke Energy Partners LP.	346,538

		478,770
	Total Materials (Cost $635,599)	810,183

TELECOMMUNICATION SERVICES — 1.98%
	Diversified Telecommunications — 1.98%
8,500	AT&T Inc.	299,540
6,900	Verizon Communications Inc.	344,931
	Total Telecommunication Services (Cost $611,435)	644,471

UTILITIES — 3.48%
	Electric Utilities — 1.60%
7,900	ITC Holdings Corp.	281,477
5,050	NRG Yield, Inc.	237,603

		519,080

	Independent Power and Renewable Electricity Producers — 1.88%
17,165	Abengoa Yield plc(a)(b)	610,731
	Total Utilities (Cost $912,355)	1,129,811

TOTAL COMMON STOCKS		26,161,181
(COST $22,173,094)

SHORT TERM INVESTMENTS — 11.83%
INVESTMENT COMPANIES — 11.83%
$2,800,000	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	2,800,000
1,047,902	The STIT-Treasury Portfolio — 0.02%(c)	1,047,902
	Total Investment Companies	3,847,902

TOTAL SHORT TERM INVESTMENTS		3,847,902
(COST $3,847,902)

TOTAL INVESTMENTS — 92.24%		30,009,083
(COST $26,020,996)

Other Assets in Excess of Liabilities — 7.76%		2,525,680

TOTAL NET ASSETS — 100.00%		$32,534,763

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securites amounted to $3,014,080 (9.26% of net assets) at September 30, 2014.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Emerging Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 97.93%
CONSUMER DISCRETIONARY — 10.14%
	Hotels, Restaurants & Leisure — 2.26%
67,000	Fiesta Restaurant Group, Inc.(a)	$3,328,560
266,500	Potbelly Corp.(a)	3,107,390

		6,435,950

	Household Durables — 1.25%
117,000	iRobot Corp.(a)	3,562,650

	Leisure Equipment & Products — 1.87%
703,700	Black Diamond, Inc.(a)	5,319,972

	Specialty Retail — 1.52%
466,000	The Tile Shop Holdings, Inc.(a)	4,310,500

	Textiles, Apparel & Luxury Goods — 3.24%
85,700	Oxford Industries, Inc.	5,226,843
131,385	Vince Holding Corp.(a)	3,975,710

		9,202,553
	Total Consumer Discretionary (Cost $33,030,320)	28,831,625

CONSUMER STAPLES — 3.42%
	Food Products — 3.42%
713,975	Boulder Brands Inc.(a)	9,731,479
	Total Consumer Staples (Cost $9,376,120)	9,731,479

ENERGY — 1.02%
	Energy Equipment & Services — 1.02%
120,350	Natural Gas Services Group Inc.(a)	2,896,825
	Total Energy (Cost $3,768,440)	2,896,825

HEALTH CARE — 15.69%
	Health Care Equipment & Supplies — 9.76%
159,000	Abaxis, Inc.	8,062,890
932,800	Accuray Inc.(a)	6,772,128
136,600	ICU Medical, Inc.(a)	8,766,987
104,675	Neogen Corp.(a)	4,134,663

		27,736,668

	Health Care Providers & Services — 1.09%
238,259	National Research Corp.(a)(c)	3,099,750

	Health Care Technology — 3.93%
409,103	Omnicell, Inc.(a)	11,180,785

	Pharmaceuticals — 0.91%
41,400	Aratana Therapeutics, Inc.(a)	415,656
140,000	Intersect ENT, Inc.(a)	2,170,000

		2,585,656
	Total Health Care (Cost $36,544,313)	44,602,859

INDUSTRIALS — 18.54%
	Building Products — 3.22%
229,900	Apogee Enterprises, Inc.	9,150,020

	Construction & Engineering — 2.36%
279,100	MYR Group Inc.(a)	6,720,728

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)
	Electical Equipment — 2.12%
246,900	Thermon Group Holdings Inc.(a)	$6,029,298

	Electrical Equipment — 2.34%
96,373	Power Solutions International, Inc.(a)	6,649,737

	Machinery — 3.70%
81,700	Proto Labs, Inc.(a)	5,637,300
350,000	voxeljet AG — ADR(a)(b)(d)	4,854,500

		10,491,800

	Professional Services — 4.80%
78,200	Exponent, Inc.	5,542,816
177,500	WageWorks, Inc.(a)	8,081,575

		13,624,391
	Total Industrials (Cost $42,639,685)	52,665,974

INFORMATION TECHNOLOGY — 42.80%
	Communications Equipment — 2.68%
570,000	Ruckus Wireless Inc.(a)	7,615,200

	Electronic Equipment, Instruments & Components — 1.96%
109,514	FARO Technologies, Inc.(a)	5,557,836

	Internet Software & Services — 20.49%
86,000	Benefitfocus, Inc.(a)	2,316,840
205,400	comScore Inc.(a)	7,478,614
171,600	Cornerstone OnDemand, Inc.(a)	5,904,756
107,005	Envestnet, Inc.(a)	4,815,225
916,200	Internap Network Services Corp.(a)(c)	6,321,780
227,500	LogMeIn, Inc.(a)	10,480,925
212,650	SPS Commerce Inc.(a)	11,302,347
177,600	Xoom Corp.(a)	3,898,320
1,679,200	Zix Corp.(a)	5,742,864

		58,261,671

	Semiconductors & Semiconductor Equipment — 4.49%
91,204	NVE Corp.(a)	5,886,306
544,350	PDF Solutions, Inc.(a)	6,864,254

		12,750,560

	Software — 13.18%
246,060	Exa Corp.(a)(c)	2,775,557
234,400	Imperva Inc.(a)	6,734,312
400,000	Materialise NV — ADR(a)(b)	4,492,000
298,528	Proofpoint, Inc.(a)	11,087,329
290,533	PROS Holdings, Inc.(a)	7,321,432
110,000	Synchronoss Technologies, Inc.(a)	5,035,800

		37,446,430
	Total Information Technology (Cost $110,024,247)	121,631,697

MATERIALS — 3.40%
	Metals & Mining — 3.40%
584,760	Horsehead Holding Corp.(a)	9,666,083
	Total Materials (Cost $6,936,343)	9,666,083

    Buffalo Emerging Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

TELECOMMUNICATION SERVICES — 2.92%
	Diversified Telecommunication Services — 2.92%
1,241,799	8x8, Inc.(a)	$8,295,217
	Total Telecommunication Services (Cost $11,453,751)	8,295,217

TOTAL COMMON STOCKS		278,321,759
(COST $253,773,219)

SHORT TERM INVESTMENTS — 1.17%
INVESTMENT COMPANY — 1.17%
$3,328,593	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(e)	3,328,593
	Total Investment Company	3,328,593

TOTAL SHORT TERM INVESTMENTS		3,328,593
(COST $3,328,593)

TOTAL INVESTMENTS — 99.10%		281,650,352
(COST $257,101,812)

Other Assets in Excess of Liabilities — 0.90%		2,569,803

TOTAL NET ASSETS — 100.00%		$284,220,155

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $9,346,500 (3.29% of net assets) at September 30, 2014.
(c)	Portion of these securities deemed illiquid. The total value of these securities amounted to $1,733,743 (0.61% of net assets) at September 30, 2014.
(d)

Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total values of these securities amounted to $4,854,500 (1.71% of net assets) on September 30, 2014.

(e)	7-day yield
*	See Note 1A of accompanying Notes to Financial Staements regarding valuation of securites.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 55.83%
CONSUMER DISCRETIONARY — 3.14%
	Automobiles — 0.46%
490,000	Ford Motor Co.(d)	$7,247,100

	Hotels, Restaurants & Leisure — 1.34%
223,500	McDonald’s Corp.	21,190,035

	Media — 1.34%
640,000	Lions Gate Entertainment Corp.(e)	21,100,800
	Total Consumer Discretionary (Cost $47,751,600)	49,537,935

CONSUMER STAPLES — 11.86%
	Beverages — 2.66%
450,000	The Coca Cola Co.(d)	19,197,000
28,000	Diageo PLC — ADR(d)(e)	3,231,200
100,000	Dr. Pepper Snapple Group, Inc.	6,431,000
140,000	PepsiCo, Inc.	13,032,600

		41,891,800

	Food & Staples Retailing — 2.37%
50,000	Costco Wholesale Corp.	6,266,000
125,000	Sysco Corp.	4,743,750
345,000	Wal-Mart Stores, Inc.(d)	26,382,150

		37,391,900

	Food Products — 3.15%
100,000	Campbell Soup Co.	4,273,000
190,000	ConAgra Foods, Inc.	6,277,600
312,000	General Mills, Inc.	15,740,400
85,000	Kellogg Co.	5,236,000
200,000	Kraft Foods Group, Inc. — Class A	11,280,000
115,000	Mondelez International Inc. — Class A	3,940,475
70,000	Unilever PLC — ADR(e)	2,933,000

		49,680,475

	Household Products — 3.68%
163,000	The Clorox Co.	15,654,520
30,000	Colgate-Palmolive Co.	1,956,600
152,800	Kimberly-Clark Corp.	16,436,696
285,000	The Procter & Gamble Co.	23,865,900

		57,913,716
	Total Consumer Staples (Cost $151,520,153)	186,877,891

ENERGY — 15.13%
	Energy Equipment & Services — 1.73%
165,000	Baker Hughes, Inc.	10,734,900
1,500	Core Laboratories N.V.(d)(e)	219,525
120,000	Schlumberger Ltd.(e)	12,202,800
35,000	Tidewater Inc.	1,366,050
86,000	Transocean Ltd.(d)(e)	2,749,420

		27,272,695

	Oil, Gas & Consumable Fuels — 13.40%
385,300	BP PLC — ADR(e)	16,933,935
160,000	Chevron Corp.	19,091,200
370,000	ConocoPhillips	28,312,400

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

ENERGY (Continued)
140,000	Delek Logistics Partners LP	$5,699,400
181,250	EQT Midstream Partners LP.	16,241,813
195,000	Exxon Mobil Corp.(d)	18,339,750
100,000	Hess Corp.	9,432,000
390,000	HollyFrontier Corp.	17,035,200
310,000	Kinder Morgan Inc.	11,885,400
150,000	Marathon Oil Corp.	5,638,500
50,000	Marathon Petroleum Corp.	4,233,500
362,100	Midcoast Energy Partners LP	8,078,451
50,000	Phillips 66	4,065,500
298,000	Royal Dutch Shell PLC. — ADR(e)	22,686,740
105,000	Suncor Energy, Inc.(d)(e)	3,795,750
360,000	Susser Petroleum Partners LP.	19,800,000

		211,269,539
	Total Energy (Cost $171,081,161)	238,542,234

FINANCIALS — 2.14%
	Commercial Banks — 0.76%
322,230	BB&T Corp.	11,990,178

	Insurance — 1.38%
200,000	The Allstate Corp.	12,274,000
50,000	Arthur J. Gallagher & Co.	2,268,000
68,000	The Chubb Corp.	6,193,440
20,000	Cincinnati Financial Corp.	941,000

		21,676,440
	Total Financials (Cost $26,015,596)	33,666,618

HEALTH CARE — 5.60%
	Health Care Equipment & Supplies — 1.54%
85,100	Abbott Laboratories	3,539,309
289,200	Baxter International, Inc.	20,755,884

		24,295,193

	Pharmaceuticals — 4.06%
80,000	Eli Lilly & Co.	5,188,000
346,600	GlaxoSmithKline PLC — ADR(e)	15,933,202
200,000	Johnson & Johnson	21,318,000
200,000	Merck & Co., Inc.	11,856,000
218,000	Pfizer Inc.	6,446,260
60,000	Teva Pharmaceutical Industries Ltd. — ADR(e)	3,225,000

		63,966,462
	Total Health Care (Cost $67,638,306)	88,261,655

INDUSTRIALS — 5.12%
	Aerospace & Defense — 0.81%
100,000	The Boeing Co.	12,738,000

	Commercial Services & Supplies — 2.29%
816,300	Pitney Bowes Inc.(d)	20,399,337
90,000	Republic Services, Inc.	3,511,800
255,000	Waste Management, Inc.	12,120,150

		36,031,287

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)
	Industrial Conglomerates — 1.68%
1,035,000	General Electric Co.	$26,516,700

	Machinery — 0.14%
7,000	Cummins, Inc.	923,860
15,000	Illinois Tool Works Inc.	1,266,300

		2,190,160

	Road & Rail — 0.20%
100,000	CSX Corp.	3,206,000
	Total Industrials (Cost $55,594,476)	80,682,147

INFORMATION TECHNOLOGY — 5.99%
	Communications Equipment — 0.80%
500,000	Cisco Systems, Inc.	12,585,000

	Electronic Equipment, Instruments & Components — 0.12%
100,000	Corning Inc.(d)	1,934,000

	IT Services — 1.51%
125,000	International Business Machines Corp. (IBM)(d)	23,728,750

	Semiconductors & Semiconductor Equipment — 1.64%
740,300	Intel Corp.(d)	25,777,246

	Software — 1.92%
655,000	Microsoft Corp.	30,365,800
	Total Information Technology (Cost $70,498,162)	94,390,796

MATERIALS — 2.65%
	Chemicals — 1.70%
300,000	The Dow Chemical Co.	15,732,000
125,000	E.I. du Pont de Nemours and Co.	8,970,000
25,000	Eastman Chemical Co.(d)	2,022,250

		26,724,250

	Metals & Mining — 0.95%
147,000	Barrick Gold Corp.(d)(e)	2,155,020
50,000	BHP Billiton Ltd. — ADR(d)(e)	2,944,000
10,000	Freeport-McMoRan Inc.	326,500
310,000	Newmont Mining Corp.(d)	7,145,500
50,000	Rio Tinto PLC — ADR(e)	2,459,000

		15,030,020
	Total Materials (Cost $34,046,716)	41,754,270

TELECOMMUNICATION SERVICES — 3.16%
	Diversified Telecommunications — 3.16%
805,000	AT&T Inc.	28,368,200
430,000	Verizon Communications Inc.	21,495,700
	Total Telecommunication Services (Cost $48,832,599)	49,863,900

UTILITIES — 1.04%
	Gas Utilities — 0.45%
315,000	Questar Corp.	7,021,350

	Independent Power and Renewable Electricity Producers — 0.47%
212,835	Abengoa Yield plc(a)(e)	7,572,669

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

UTILITIES (Continued)
	Multi-Utilities — 0.12%
50,000	OGE Energy Corp.	$1,855,500
	Total Utilities (Cost $13,881,470)	16,449,519

TOTAL COMMON STOCKS		880,026,965
(COST $686,860,239)

REITS — 1.24%
FINANCIALS — 1.24%
	Real Estate Investment Trusts (REITs) — 1.24%
185,000	Digital Realty Trust, Inc.	11,540,300
30,000	Plum Creek Timber Co, Inc.	1,170,300
215,000	Weyerhaeuser Co.	6,849,900
	Total Financials (Cost $18,726,347)	19,560,500

TOTAL REITS		19,560,500
(COST $18,726,347)

CONVERTIBLE BONDS — 5.41%
CONSUMER DISCRETIONARY — 2.89%
	Media — 2.89%
$ 2,000,000	Lions Gate Entertainment Inc.: 4.000%, 01/11/2017(b)	6,326,250
30,000,000	1.250%, 04/15/2018(b)	39,112,499
	Total Consumer Discretionary (Cost $31,999,999)	45,438,749

HEALTH CARE — 0.45%
	Health Care Equipment & Supplies — 0.15%
2,250,000	Alere, Inc. 3.000%, 05/15/2016	2,392,031

	Health Care Providers & Services — 0.30%
4,500,000	Omnicare Inc. 3.250%, 12/15/2035	4,665,938
	Total Health Care (Cost $6,790,028)	7,057,969

INDUSTRIALS — 0.64%
	Air Freight & Logistics — 0.64%
9,500,000	UTi Worldwide, Inc. 4.500%, 03/01/2019 (Acquired Various Dates, Cost $9,901,838)(c)(e)(f)	10,159,063
	Total Industrials (Cost $9,901,838)	10,159,063

INFORMATION TECHNOLOGY — 1.26%
	Software — 1.26%
5,500,000	BroadSoft, Inc. 1.500%, 07/01/2018	5,417,500
7,500,000	Nuance Communications, Inc. 2.750%, 11/01/2031	7,434,375
7,000,000	Rovi Corp. 2.625%, 02/15/2040	7,070,000
	Total Information Technology (Cost $19,769,939)	19,921,875

SHARES OR FACE AMOUNT		FAIR VALUE*

MATERIALS — 0.17%
	Metals & Mining — 0.17%
$ 7,500,000	Molycorp Inc. 6.000%, 09/01/2017	$2,700,000
	Total Materials (Cost $7,500,000)	2,700,000

TOTAL CONVERTIBLE BONDS		85,277,656
(COST $75,961,804)

CORPORATE BONDS — 13.26%
CONSUMER DISCRETIONARY — 3.09%
	Hotels, Restaurants & Leisure — 0.13%
2,000,000	Marina District Finance Co., Inc. 9.875%, 08/15/2018	2,102,500

	Leisure Equipment & Products — 0.15%
2,200,000	Brunswick Corp. 7.375%, 09/01/2023	2,425,500

	Media — 2.63%
30,000,000	Lions Gate Entertainment Corp. 5.250%, 08/01/2018(b)(e)	30,749,999
1,500,000	Live Nation Entertainment Inc. 7.000%, 09/01/2020 (Acquired 08/15/2012 Cost $1,509,375)(c)(f)	1,601,250
2,000,000	Sirius XM Radio, Inc.: 4.250%, 05/15/2020 (Acquired 09/19/2013 Cost $1,883,911)(c)(f)	1,920,000
7,000,000	5.875%, 10/01/2020 (Acquired Various Dates, Cost $7,050,000)(c)(f)	7,105,000

		41,376,249

	Specialty Retail — 0.18%
3,000,000	Rent-A-Center Inc. 6.625%, 11/15/2020	2,832,000
	Total Consumer Discretionary (Cost $47,661,761)	48,736,249

CONSUMER STAPLES — 0.44%
	Food & Staples Retailing — 0.44%
6,650,000	The Pantry, Inc. 8.375%, 08/01/2020	6,982,500
	Total Consumer Staples (Cost $6,793,065)	6,982,500

ENERGY — 2.64%
	Oil, Gas & Consumable Fuels — 2.64%
12,000,000	Alpha Natural Resources, Inc. 9.750%, 04/15/2018	8,820,000
15,200,000	Gulfport Energy Corp. 7.750%, 11/01/2020	15,922,000
4,500,000	Kodiak Oil & Gas Corp. 8.125%, 12/01/2019(e)	4,848,750
5,000,000	Swift Energy Co. 7.125%, 06/01/2017	5,006,250
6,492,000	United Refining Co. 10.500%, 02/28/2018	6,946,440
	Total Energy (Cost $43,400,225)	41,543,440

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 2.00%
	Health Care Equipment & Services — 0.25%
$ 4,000,000	Mallinckrodt International Finance S.A. 3.500%, 04/15/2018(e)	$3,890,000

	Health Care Providers & Services — 1.02%
1,948,000	Acadia Healthcare Co., Inc. 12.875%, 11/01/2018	2,249,940
3,000,000	CHS/Community Health Systems, Inc. 6.875%, 02/01/2022 (Acquired 01/16/14 Cost $3,095,000)(c)(f)	3,135,000
10,000,000	ExamWorks Group, Inc. 9.000%, 07/15/2019	10,750,000

		16,134,940

	Pharmaceuticals — 0.73%
800,000	Salix Pharmaceuticals, Ltd. 6.000%, 01/15/2021 (Acquired 12/12/2013 Cost $800,000)(c)(f)	868,000
	Valeant Pharmaceuticals International, Inc.:
3,000,000	6.750%, 10/01/2017 (Acquired Various Dates, Cost $3,101,250)(c)(f)	3,105,600
3,250,000	6.750%, 08/15/2018 (Acquired Various Dates, Cost $3,318,750)(c)(e)(f)	3,436,875
4,000,000	6.875%, 12/01/2018 (Acquired Various Dates, Cost $4,133,810)(c)(f)	4,145,000

		11,555,475
	Total Health Care (Cost $30,331,414)	31,580,415

INDUSTRIALS — 1.56%
	Aerospace & Defense — 0.50%
5,000,000	Kratos Defense & Security Solutions, Inc. 7.000%, 05/15/2019 (Acquired Various Dates, Cost $4,981,140)(c)(f)	4,987,499
3,000,000	TransDigm, Inc. 5.500%, 10/15/2020	2,925,000

		7,912,499

	Commercial Services & Supplies — 0.30%
400,000	The ADT Corp. 6.250%, 10/15/2021	415,000
4,000,000	R.R. Donnelley & Sons Co. 8.600%, 08/15/2016	4,360,000

		4,775,000

	Construction & Engineering — 0.37%
5,575,000	Tutor Perini Corp. 7.625%, 11/01/2018	5,784,063

	Machinery — 0.20%
3,103,000	Mueller Water Products Inc. 7.375%, 06/01/2017	3,168,939

	Road & Rail — 0.19%
2,800,000	Quality Distribution LLC / QD Capital Corp. 9.875%, 11/01/2018	2,954,000
	Total Industrials (Cost $23,939,812)	24,594,501

INFORMATION TECHNOLOGY — 2.43%
	Cable & Satellite TV — 0.37%
3,706,000	CCO Holdings LLC / CCO Holdings Capital Corp.: 5.250%, 03/15/2021	3,645,778
2,000,000	6.625%, 01/31/2022	2,107,500

		5,753,278

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Internet Software & Services — 0.75%
$ 12,000,000	Bankrate Inc. 6.125%, 08/15/2018 (Acquired Various Dates, Cost $12,236,465)(c)(f)	$11,850,000

	IT Services — 0.28%
4,500,000	iGATE Corp. 4.750%, 04/15/2019 (Acquired Various Dates, Cost $4,435,566)(c)(f)	4,387,500

	Software — 1.03%
3,750,000	ACI Worldwide, Inc. 6.375%, 08/15/2020 (Acquired 08/15/2013 Cost $3,750,000)(c)(f)	3,900,000
6,000,000	Audatex North America, Inc. 6.000%, 06/15/2021 (Acquired Various Dates, Cost $6,026,250)(c)(f)	6,180,000
6,400,000	Nuance Communications, Inc. 5.375%, 08/15/2020 (Acquired 05/22/2014 Cost $6,488,750)(c)(f)	6,288,000

		16,368,000
	Total Information Technology (Cost $38,565,449)	38,358,778

MATERIALS — 0.75%
	Chemicals — 0.50%
1,225,000	Kraton Performance Polymers, Inc. 6.750%, 03/01/2019	1,274,766
2,510,000	OMNOVA Solutions, Inc. 7.875%, 11/01/2018	2,560,200
4,000,000	Tronox Finance Llc. 6.375%, 08/15/2020	4,035,000

		7,869,966

	Construction Materials — 0.20%
3,000,000	Headwaters, Inc. 7.250%, 01/15/2019	3,120,000

	Metals & Mining — 0.05%
750,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. 7.375%, 02/01/2020 (Acquired 04/29/2014 Cost $789,375)(c)(f)	791,250
	Total Materials (Cost $11,760,323)	11,781,216

TELECOMMUNICATION SERVICES — 0.35%
	Diversified Telecommunications — 0.35%
2,600,000	Consolidated Communications Finance Co. 10.875%, 06/01/2020	2,999,750
2,500,000	Consolidated Communications Finance II Co. 6.500%, 10/01/2022 (Acquired 09/04/14 Cost $2,500,000)(c)(f)	2,493,750
	Total Telecommunication Services (Cost $5,278,637)	5,493,500

TOTAL CORPORATE BONDS		209,070,599
(COST $207,730,686)

    Buffalo Flexible Income Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

U.S. GOVERNMENT NOTE/BOND — 9.51%
U.S. TREASURY OBLIGATIONS — 9.51%
	U.S. Treasury Notes — 9.51%
$150,000,000	United States Treasury Notes 0.500%, 08/31/2016	$149,856,450
	Total U.S. Treasury Obligations (Cost $149,923,828)	149,856,450

TOTAL US GOVERNMENT NOTE/BOND		149,856,450
(COST $149,923,828)

BANK LOANS — 0.56%
	Diversified Telecommunications — 0.06%
1,000,000	Consolidated Communications Finance Co. — Term Loan B 4.250%, 12/23/2020	998,750

	Hotels, Restaurants & Leisure — 0.12%
1,909,910	Hilton Worldwide — Term Loan 3.500%, 10/26/2020	1,882,846

	Pharmaceuticals — 0.26%
3,948,718	Salix Pharmaceuticals, Ltb. — Term Loan B 4.250%, 12/12/2019	3,944,395

	Pharmaceuticals, Biotechnology & Life Sciences — 0.12%
1,994,987	Grifols S.A. — Term Loan First Lien 3.154%, 03/05/2021	1,962,888
	Total Bank Loans (Cost $8,885,029)	8,788,879

SHORT TERM INVESTMENTS — 13.90%
INVESTMENT COMPANY — 13.90%
$150,000,000	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(g)	150,000,000
69,124,321	The STIT-Treasury Portfolio — 0.02%(g)	69,124,321
	Total Investment Company	219,124,321

TOTAL SHORT TERM INVESTMENTS		219,124,321
(COST $219,124,321)

TOTAL INVESTMENTS — 99.71%		1,571,705,370
(COST $1,367,212,254)

Other Assets in Excess of Liabilities — 0.29%		4,525,834

TOTAL NET ASSETS — 100.00%		$1,576,231,204

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $76,188,748 (4.83% of net assets) at September 30, 2014.
(c)	Restricted security deemed liquid. The total value of restricted securities is $76,353,787 (4.84% of net assets) at September 30, 2014.
(d)	Portions of these investments are segregated as collateral for open written option contracts.
(e)	Foreign Issued Securities. The total value of these securities amounted to $173,226,748 (10.99% of net assets) at September 30, 2014.
(f)	144A Securities. The total value of restricted securities is $76,353,787 (4.84% of net assets) at September 30, 2014.
(g)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

    Buffalo Flexible Income Fund

SCHEDULE OF OPTIONS WRITTEN

September 30, 2014 (Unaudited)

CONTRACTS		VALUE

CALL OPTIONS
400	Barrick Gold Corp. Expiration: November 2014, Exercise Price: $19.00	$2,000
125	BHP Billiton Ltd.: Expiration: November 2014, Exercise Price: $70.00	1,125
130	Expiration: November 2014, Exercise Price: $77.50	260
300	The Coca Cola Co. Expiration: November 2014, Exercise Price: $42.00	42,900
15	Core Laboratories N.V. Expiration: October 2014, Exercise Price: $160.00	375
1,000	Corning Inc. Expiration: November 2014, Exercise Price: $20.00	46,000
150	Diageo PLC Expiration: October 2014, Exercise Price: $145.00	3,750
150	Eastman Chemical Co.: Expiration: December 2014, Exercise Price: $87.50	14,250
100	Expiration: December 2014, Exercise Price: $100.00	750
50	Exxon Mobil Corp. Expiration: November 2014, Exercise Price: $100.00	2,100
500	Ford Motor Co. Expiration: December 2014, Exercise Price: $19.00	1,000
1	Intel Corp.: Expiration: October 2014, Exercise Price: $26.00	883
2	Expiration: October 2014, Exercise Price: $28.00	1,370
2,400	Expiration: November 2014, Exercise Price: $37.00	112,800
500	International Business Machines Corp. (IBM) Expiration: October 2014, Exercise Price: $215.00	1,750
600	Newmont Mining Corp. Expiration: October 2014, Exercise Price: $28.00	900
250	Pitney Bowes Inc. Expiration: December 2014, Exercise Price: $30.00	3,125
200	Suncor Energy, Inc.: Expiration: December 2014, Exercise Price: $42.00	3,000
200	Expiration: December 2014, Exercise Price: $43.00	2,400
550	Expiration: December 2014, Exercise Price: $44.00	4,950
200	Transocean Ltd. Expiration: November 2014, Exercise Price: $50.00	1,100
1,700	Wal-Mart Stores, Inc.: Expiration: December 2014, Exercise Price: $80.00	81,600
1,750	Expiration: December 2014, Exercise Price: $82.50	28,000
	Total Written Option (Premium received $499,919)	$356,388

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 96.89%
CONSUMER DISCRETIONARY — 10.84%
	Hotels, Restaurants & Leisure — 2.89%
84,000	McDonald’s Corp.	$7,964,040
103,100	Starwood Hotels & Resorts Worldwide, Inc.	8,578,951

		16,542,991

	Media — 3.04%
135,100	AMC Networks, Inc.(a)	7,892,542
251,700	Discovery Communications, Inc. — Class A(a)	9,514,260

		17,406,802

	Textiles, Apparel & Luxury Goods — 4.91%
188,600	lululemon athletica, Inc.(a)	7,923,086
163,200	NIKE, Inc. — Class B	14,557,440
81,100	Under Armour, Inc. — Class A(a)	5,604,010

		28,084,536
	Total Consumer Discretionary (Cost $48,334,693)	62,034,329

CONSUMER STAPLES — 8.78%
	Food & Staples Retailing — 4.65%
87,900	Costco Wholesale Corp.	11,015,628
86,600	Walgreen Co.	5,132,782
275,400	Whole Foods Market, Inc.	10,495,494

		26,643,904

	Food Products — 2.55%
90,600	The JM Smucker Co.	8,968,494
163,500	Mondelez International Inc. — Class A	5,602,328

		14,570,822

	Household Products — 1.58%
84,000	Kimberly-Clark Corp.	9,035,880
	Total Consumer Staples (Cost $48,858,614)	50,250,606

ENERGY — 5.85%
	Energy Equipment & Services — 5.85%
184,420	Baker Hughes, Inc.	11,998,365
96,379	Dril-Quip, Inc.(a)	8,616,283
126,350	Schlumberger Ltd.(b)	12,848,531
	Total Energy (Cost $27,461,656)	33,463,179

FINANCIALS — 10.53%
	Capital Markets — 3.06%
37,800	Affiliated Managers Group, Inc.(a)	7,573,608
145,810	Northern Trust Corp.	9,919,454

		17,493,062

	Diversified Financial Services — 7.47%
143,200	CME Group Inc.	11,449,556
51,300	Intercontinental Exchange Group, Inc.	10,006,065
195,700	JPMorgan Chase & Co.	11,788,968
112,700	McGraw Hill Financial, Inc.	9,517,515

		42,762,104
	Total Financials (Cost $42,613,964)	60,255,166

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 11.58%
	Health Care Equipment & Supplies — 6.22%
248,200	Abbott Laboratories	$10,322,638
302,298	Align Technology, Inc.(a)	15,622,760
133,900	Baxter International, Inc.	9,610,003

		35,555,401

	Life Sciences Tools & Services — 1.26%
129,775	Quintiles Transnational Holdings Inc.(a)	7,238,850

	Pharmaceuticals — 4.10%
89,505	Allergan, Inc.	15,948,896
116,224	Eli Lilly & Co.	7,537,126

		23,486,022
	Total Health Care (Cost $35,575,956)	66,280,273

INDUSTRIALS — 19.88%
	Aerospace & Defense — 1.66%
74,800	The Boeing Co.	9,528,024

	Air Freight & Logistics — 1.92%
68,100	FedEx Corp.	10,994,745

	Building Products — 2.68%
135,700	Armstrong World Industries, Inc.(a)	7,599,200
187,625	Fortune Brands Home & Security Inc.	7,713,264

		15,312,464

	Commercial Services & Supplies — 2.50%
204,100	Copart, Inc.(a)	6,391,392
67,700	Stericycle, Inc.(a)	7,891,112

		14,282,504

	Electrical Equipment — 0.95%
86,900	Emerson Electric Co.	5,438,202

	Industrial Conglomerates — 4.30%
72,700	3M Co.	10,300,136
113,200	Danaher Corp.	8,600,936
225,000	General Electric Co.	5,764,500

		24,665,572

	Machinery — 3.23%
188,519	Chart Industries, Inc.(a)	11,524,166
106,700	Pentair PLC(b)	6,987,783

		18,511,949

	Professional Services — 1.57%
90,500	Towers Watson & Co. — Class A	9,004,750

	Trading Companies & Distributors — 1.07%
24,300	W.W. Grainger, Inc.	6,115,095
	Total Industrials (Cost $88,709,856)	113,853,305

INFORMATION TECHNOLOGY — 25.24%
	Communications Equipment — 2.64%
280,600	Cisco Systems, Inc.	7,062,702
107,500	QUALCOMM, Inc.	8,037,775

		15,100,477

    Buffalo Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Internet Software & Services — 8.76%
81,400	Akamai Technologies, Inc.(a)	$4,867,720
49,100	Equinix, Inc.(a)	10,432,768
230,397	Facebook Inc. — Class A(a)	18,210,580
12,900	Google Inc. — Class A(a)	7,590,489
15,800	Google Inc. — Class C(a)	9,122,288

		50,223,845

	IT Services — 1.94%
52,100	Visa Inc. — Class A	11,116,577

	Semiconductors & Semiconductor Equipment — 3.18%
289,300	Altera Corp.	10,351,154
194,500	Broadcom Corp. — Class A	7,861,690

		18,212,844

	Software — 0.98%
146,000	Oracle Corp.	5,588,880

	Technology Hardware, Storage & Peripherals — 7.74%
299,600	Apple Inc.	30,184,700
483,100	EMC Corp.	14,135,506

		44,320,206
	Total Information Technology (Cost $85,781,792)	144,562,829

MATERIALS — 4.19%
	Chemicals — 4.19%
66,900	Ecolab Inc.	7,682,127
58,800	Monsanto Co.	6,615,588
74,900	Praxair, Inc.	9,662,100
	Total Materials (Cost $16,272,686)	23,959,815

TOTAL COMMON STOCKS		554,659,502
(COST $393,609,217)

SHORT TERM INVESTMENTS — 3.09%
Investment Company — 3.09%

$17,659,956	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	17,659,956
	Total Investment Company	17,659,956

	TOTAL SHORT TERM INVESTMENTS	17,659,956
	(COST $17,659,956)

	TOTAL INVESTMENTS — 99.98%	572,319,458
	(COST $411,269,173)

	Other Assets in Excess of Liabilities — 0.02%	94,178

	TOTAL NET ASSETS — 100.00%	$572,413,636

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $19,836,314 (3.47% of net assets) at September 30, 2014.
(c)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Staements regarding valuation of securites.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 5.58%
CONSUMER STAPLES — 0.72%
	Food Products — 0.72%
11,666	Kraft Foods Group, Inc. — Class A	$657,962
35,000	Mondelez International Inc. — Class A	1,199,275
	Total Consumer Staples (Cost $1,072,872)	1,857,237

FINANCIALS — 2.23%
	Diversified Financial Services — 0.82%
35,000	JPMorgan Chase & Co.	2,108,400

	Real Estate Management & Development — 1.41%
69,501	FirstService Corp.(e)	3,629,342
	Total Financials (Cost $3,463,474)	5,737,742

HEALTH CARE — 2.63%
	Health Care Equipment & Supplies — 0.77%
48,000	Abbott Laboratories	1,996,320

	Pharmaceuticals — 1.86%
48,000	AbbVie, Inc.	2,772,481
19,000	Johnson & Johnson	2,025,210

		4,797,691
	Total Health Care (Cost $3,344,229)	6,794,011

SPECIAL PURPOSE ENTITY — 0.00%
	Broadcasting (except Internet) — 0.00%
725,000	Adelphia Recovery Trust(a)(b)(d)	—
	Total Special Purpose Entity (Cost $712,005)	—

TOTAL COMMON STOCKS		14,388,990
(COST $8,592,580)

CONVERTIBLE PREFERRED STOCKS — 1.29%
HEALTH CARE — 1.29%
	Health Care Providers & Services — 1.29%
2,500	HealthSouth Corp.	3,327,188
	Total Health Care (Cost $2,563,619)	3,327,188

TOTAL CONVERTIBLE PREFERRED STOCKS		3,327,188
(COST $2,563,619)

PREFERRED STOCKS — 0.96%
FINANCIALS — 0.96%
	Capital Markets — 0.96%
40,000	AMG Capital Trust I	2,485,000
	Total Financials (Cost $2,535,000)	2,485,000

TOTAL PREFERRED STOCKS		2,485,000
(COST $2,535,000)

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

CONVERTIBLE BONDS — 15.96%
CONSUMER DISCRETIONARY — 4.16%
	Diversified Consumer Services — 0.40%
$ 1,000,000	Carriage Services, Inc. 2.750%, 03/15/2021 (Acquired 03/13/2014 Cost $1,000,000)(c)(f)	$1,040,005

	Media — 3.76%
1,000,000	Lions Gate Entertainment Inc.: 4.000%, 01/11/2017(b)	3,163,125
5,000,000	1.250%, 04/15/2018(b)	6,518,750

		9,681,875
	Total Consumer Discretionary (Cost $7,000,000)	10,721,880

HEALTH CARE — 1.77%
	Biotechnology — 0.38%
1,000,000	Cepheid 1.250%, 02/01/2021 (Acquired 07/30/2014 Cost $955,317)(c)(f)	988,125

	Health Care Equipment & Supplies — 1.39%
500,000	Accuray, Inc. 3.750%, 08/01/2016	524,688
1,500,000	3.500%, 02/01/2018	2,261,249
750,000	Alere, Inc. 3.000%, 05/15/2016	797,344

		3,583,281
	Total Health Care (Cost $3,717,451)	4,571,406

INDUSTRIALS — 4.45%
	Air Freight & Logistics — 1.04%
2,500,000	UTi Worldwide, Inc. 4.500%, 03/01/2019 (Acquired Various Dates, Cost $2,619,223)(c)(e)(f)	2,673,438

	Electrical Equipment — 0.54%
2,000,000	General Cable Corp. 4.500%, 11/15/2029	1,397,500

	Machinery — 1.69%
250,000	Chart Industries, Inc. 2.000%, 08/01/2018	290,781
2,000,000	The Greenbrier Companies, Inc. 3.500%, 04/01/2018	4,057,500

		4,348,281

	Trading Companies & Distributors — 1.18%
1,390,000	Titan Machinery, Inc. 3.750%, 05/01/2019	1,069,431
710,000	WESCO International, Inc. 6.000%, 09/15/2029	1,979,125

		3,048,556
	Total Industrials (Cost $8,689,949)	11,467,775

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY — 5.58%
	Internet Software & Services — 2.68%
$ 2,000,000	Cornerstone OnDemand, Inc. 1.500%, 07/01/2018	$1,988,750
3,000,000	Dealertrack Technologies Inc. 1.500%, 03/15/2017	3,900,000
1,000,000	WebMD Health Corp. 2.500%, 01/31/2018	1,013,750

		6,902,500

	Software — 2.90%
2,500,000	BroadSoft, Inc. 1.500%, 07/01/2018	2,462,500
2,000,000	Nuance Communications, Inc. 2.750%, 11/01/2031	1,982,500
3,000,000	Rovi Corp. 2.625%, 02/15/2040	3,030,000

		7,475,000
	Total Information Technology (Cost $13,274,690)	14,377,500

TOTAL CONVERTIBLE BONDS		41,138,561
(COST $32,682,090)

CORPORATE BONDS — 63.58%
CONSUMER DISCRETIONARY — 20.45%
	Distributors — 0.47%
1,250,000	LKQ Corp. 4.750%, 05/15/2023	1,212,500

	Diversified Consumer Services — 1.58%
3,000,000	Monitronics International Inc. 9.125%, 04/01/2020	3,105,000
1,000,000	Service Corp International 4.500%, 11/15/2020	975,000

		4,080,000

	Hotels, Restaurants & Leisure — 1.60%
1,000,000	Marina District Finance Co., Inc. 9.875%, 08/15/2018	1,051,250
125,000	Pinnacle Entertainment, Inc. 7.500%, 04/15/2021	130,625
1,615,000	Royal Caribbean Cruises Ltd. 7.500%, 10/15/2027(e)	1,849,175
500,000	Speedway Motorsports, Inc. 6.750%, 02/01/2019	525,000
548,000	Vail Resorts, Inc. 6.500%, 05/01/2019	574,373

		4,130,423

	Household Durables — 0.85%
2,000,000	Jarden Corp. 7.500%, 05/01/2017	2,195,000

	Internet & Catalog Retail — 0.40%
1,000,000	Netflix Inc. 5.750%, 03/01/2024 (Acquired 02/04/2014 Cost $1,000,000)(c)(f)	1,035,000

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

CONSUMER DISCRETIONARY (Continued)
	Leisure Equipment & Products — 1.28%
$ 3,000,000	Brunswick Corp. 7.375%, 09/01/2023	$3,307,500

	Media — 7.00%
100,000	DreamWorks Animation SKG, Inc. 6.875%, 08/15/2020 (Acquired 08/07/2013 Cost $100,000)(c)(f)	105,000
250,000	Lamar Media Corp.: 5.875%, 02/01/2022	258,750
250,000	5.000%, 05/01/2023	241,875
250,000	5.375%, 01/15/2024 (Acquired 01/07/2014 Cost $250,000)(c)(f)	251,875
7,000,000	Lions Gate Entertainment Corp. 5.250%, 08/01/2018(b)(e)	7,174,999
1,000,000	Live Nation Entertainment Inc.: 7.000%, 09/01/2020 (Acquired 08/15/2012 Cost $1,005,625)(c)(f)	1,067,500
2,100,000	5.375%, 06/15/2022 (Acquired Various Dates, Cost $2,107,500)(c)(f)	2,100,000
250,000	MDC Partners Inc. 6.750%, 04/01/2020 (Acquired 03/15/2013 Cost $250,000)(c)(e)(f)	258,750
2,600,000	Regal Entertainment Group 5.750%, 06/15/2023	2,574,000
3,095,000	Sirius XM Radio, Inc.: 4.250%, 05/15/2020 (Acquired Various Dates, Cost $2,921,246)(c)(f)	2,971,200
1,000,000	5.875%, 10/01/2020 (Acquired Various Dates, Cost $1,000,000)(c)(f)	1,015,000

		18,018,949

	Specialty Retail — 3.22%
1,000,000	Outerwall, Inc. 6.000%, 03/15/2019	987,500
2,500,000	Penske Automotive Group, Inc. 5.750%, 10/01/2022	2,550,000
1,750,000	Rent-A-Center Inc.: 6.625%, 11/15/2020	1,652,000
2,000,000	4.750%, 05/01/2021	1,658,800
1,500,000	Sonic Automotive, Inc. 5.000%, 05/15/2023	1,440,000

		8,288,300

	Textiles, Apparel & Luxury Goods — 4.05%
4,500,000	Perry Ellis International, Inc. 7.875%, 04/01/2019	4,567,499
3,120,000	PVH Corp. 7.750%, 11/15/2023	3,758,446
2,000,000	Wolverine World Wide, Inc. 6.125%, 10/15/2020	2,100,000

		10,425,945
	Total Consumer Discretionary (Cost $50,645,171)	52,693,617

CONSUMER STAPLES — 2.97%
	Beverages — 0.11%
300,000	Cott Beverages, Inc. 5.375%, 07/01/2022 (Acquired 06/10/2014 Cost $300,000)(c)(f)	291,000

SHARES OR FACE AMOUNT		FAIR VALUE*

CONSUMER STAPLES (Continued)
	Food & Staples Retailing — 0.81%
$ 2,000,000	The Pantry, Inc. 8.375%, 08/01/2020	$2,100,000

	Food Products — 2.05%
100,000	Darling Ingredients, Inc. 5.375%, 01/15/2022	101,250
125,000	Post Holdings, Inc. 7.375%, 02/15/2022	124,063
2,750,000	Smithfield Foods, Inc. 7.750%, 07/01/2017	3,059,375
2,000,000	TreeHouse Foods, Inc. 4.875%, 03/15/2022	1,975,000

		5,259,688
	Total Consumer Staples (Cost $7,270,153)	7,650,688

ENERGY — 5.55%
	Energy Equipment & Services — 0.47%
600,000	Hornbeck Offshore Services, Inc. 5.875%, 04/01/2020	603,000
210,000	Parker Drilling Co.: 7.500%, 08/01/2020	220,500
100,000	6.750%, 07/15/2022 (Acquired 01/07/2014 Cost $100,000)(c)(f)	101,000
250,000	SESI LLC 7.125%, 12/15/2021	277,500

		1,202,000

	Oil, Gas & Consumable Fuels — 5.08%
550,000	Concho Resources, Inc. 6.500%, 01/15/2022	587,125
2,000,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.000%, 12/15/2020	2,020,000
1,000,000	Frontier Oil Corp. 6.875%, 11/15/2018	1,040,000
4,000,000	Gulfport Energy Corp. 7.750%, 11/01/2020	4,190,000
1,861,000	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.: 7.375%, 08/01/2021	1,981,965
500,000	5.500%, 06/01/2024	478,750
2,609,000	United Refining Co. 10.500%, 02/28/2018	2,791,630

		13,089,470
	Total Energy (Cost $13,824,754)	14,291,470

FINANCIALS — 0.08%
	Real Estate — 0.08%
200,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. 5.250%, 02/15/2022 (Acquired 09/16/2014 Cost $199,000)(c)(f)	200,250
	Total Financials (Cost $199,000)	200,250

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 5.43%
	Health Care Equipment & Services — 1.13%
$ 3,000,000	Mallinckrodt International Finance S.A. 3.500%, 04/15/2018(e)	$2,917,500

	Health Care Equipment & Supplies — 0.25%
600,000	Teleflex, Inc. 6.875%, 06/01/2019	631,500

	Health Care Providers & Services — 3.86%
1,947,000	Acadia Healthcare Co., Inc. 12.875%, 11/01/2018	2,248,785
1,000,000	CHS/Community Health Systems, Inc.: 8.000%, 11/15/2019	1,070,200
2,200,000	7.125%, 07/15/2020	2,334,750
100,000	6.875%, 02/01/2022 (Acquired 01/15/2014 Cost $100,000)(c)(f)	104,500
3,825,000	ExamWorks Group, Inc. 9.000%, 07/15/2019	4,111,875
100,000	Tenet Healthcare Corp. 6.000%, 10/01/2020	106,000

		9,976,110

	Pharmaceuticals — 0.19%
200,000	Salix Pharmaceuticals, Ltd. 6.000%, 01/15/2021 (Acquired 12/12/2013 Cost $200,000)(c)(f)	217,000
250,000	Valeant Pharmaceuticals International, Inc. 6.750%, 08/15/2018 (Acquired 06/27/2013 Cost $250,000)(c)(e)(f)	264,375

		481,375
	Total Health Care (Cost $13,188,934)	14,006,485

INDUSTRIALS — 17.20%
	Aerospace & Defense — 6.95%
3,000,000	AAR Corp. 7.250%, 01/15/2022	3,240,000
1,000,000	B/E Aerospace Inc. 5.250%, 04/01/2022	1,082,500
3,250,000	DigitalGlobe Inc. 5.250%, 02/01/2021 (Acquired Various Dates, Cost $3,207,231)(c)	3,136,250
2,000,000	Kratos Defense & Security Solutions, Inc. 7.000%, 05/15/2019 (Acquired Various Dates, Cost $2,012,160)(c)(f)	1,995,000
1,000,000	LMI Aerospace, Inc. 7.375%, 07/15/2019 (Acquired 06/12/2014 Cost $1,000,000)(c)(f)	1,005,000
2,000,000	TransDigm, Inc.: 5.500%, 10/15/2020	1,950,000
1,000,000	7.500%, 07/15/2021	1,072,500
250,000	6.000%, 07/15/2022 (Acquired 05/20/2014 Cost $250,000)(c)(f)	247,188
4,000,000	Triumph Group Inc.: 4.875%, 04/01/2021	3,939,999
250,000	5.250%, 06/01/2022	247,500

		17,915,937

	Commercial Services & Supplies — 3.60%
3,410,000	Casella Waste Systems, Inc. 7.750%, 02/15/2019	3,435,574
100,000	Clean Harbors, Inc. 5.250%, 08/01/2020	100,500

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)
$ 1,000,000	Covanta Holding Corp.: 7.250%, 12/01/2020	$1,070,000
250,000	5.875%, 03/01/2024	251,250
3,000,000	R.R. Donnelley & Sons Co. 8.600%, 08/15/2016	3,270,000
1,100,000	The ADT Corp. 6.250%, 10/15/2021	1,141,250

		9,268,574

	Construction & Engineering — 1.67%
500,000	MasTec, Inc. 4.875%, 03/15/2023	470,000
3,700,000	Tutor Perini Corp. 7.625%, 11/01/2018	3,838,750

		4,308,750

	Machinery — 0.69%
1,737,000	Mueller Water Products Inc. 7.375%, 06/01/2017	1,773,911

	Professional Services — 1.43%
3,625,000	FTI Consulting, Inc. 6.000%, 11/15/2022	3,688,438

	Road & Rail — 0.99%
2,419,000	Quality Distribution LLC / QD Capital Corp. 9.875%, 11/01/2018	2,552,045

	Trading Companies & Distributors — 1.87%
2,000,000	Fly Leasing Ltd.: 6.750%, 12/15/2020(e)	2,085,000
2,000,000	6.375%, 10/15/2021(e)	1,985,000
750,000	WESCO Distribution Inc. 5.375%, 12/15/2021	748,125

		4,818,125
	Total Industrials (Cost $43,265,541)	44,325,780

INFORMATION — 0.84%
	Telecommunication Services — 0.84%
750,000	tw telecom holding inc.: 5.375%, 10/01/2022	809,063
1,250,000	5.375%, 10/01/2022	1,348,437
	Total Information (Cost $1,951,475)	2,157,500

INFORMATION TECHNOLOGY — 8.36%
	Cable & Satellite TV — 0.84%
2,200,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 03/15/2021	2,164,250

	Electronic Equipment, Instruments & Components — 0.78%
500,000	Anixter Inc.: 5.625%, 05/01/2019	528,125
500,000	5.125%, 10/01/2021	496,250
1,000,000	Cinemark USA, Inc. 5.125%, 12/15/2022	987,500

		2,011,875

    Buffalo High Yield Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INFORMATION TECHNOLOGY (Continued)
	Internet Software & Services — 2.20%
$ 4,250,000	Bankrate Inc. 6.125%, 08/15/2018 (Acquired Various Dates, Cost $4,311,656)(c)(f)	$4,196,875
250,000	Equinix, Inc. 7.000%, 07/15/2021	268,750
1,100,000	j2 Global, Inc. 8.000%, 08/01/2020	1,193,500

		5,659,125

	IT Services — 2.34%
1,000,000	iGATE Corp. 4.750%, 04/15/2019 (Acquired Various Dates, Cost $989,522)(c)(f)	975,000
4,000,000	NeuStar, Inc. 4.500%, 01/15/2023	3,560,000
2,000,000	ServiceSource International Inc. 1.500%, 08/01/2018	1,520,000

		6,055,000

	Semiconductors & Semiconductor Equipment — 0.89%
500,000	KLA-Tencor Corp. 6.900%, 05/01/2018	579,989
1,500,000	National Semiconductor Corp. 6.600%, 06/15/2017	1,711,841

		2,291,830

	Software — 1.31%
1,250,000	ACI Worldwide, Inc. 6.375%, 08/15/2020 (Acquired 08/15/2013 Cost $1,250,000)(c)(f)	1,300,000
500,000	Activision Blizzard, Inc. 5.625%, 09/15/2021 (Acquired 09/12/2013 Cost $500,000)(c)(f)	521,250
1,500,000	Audatex North America, Inc. 6.000%, 06/15/2021 (Acquired Various Dates, Cost $1,508,750)(c)(f)	1,545,000

		3,366,250
	Total Information Technology (Cost $21,310,640)	21,548,330

MATERIALS — 2.06%
	Construction Materials — 1.41%
2,000,000	Headwaters, Inc.: 7.250%, 01/15/2019	2,080,000
1,500,000	7.625%, 04/01/2019	1,571,250

		3,651,250

	Metals & Mining — 0.65%
250,000	Steel Dynamics, Inc.: 6.125%, 08/15/2019	265,313
500,000	7.625%, 03/15/2020	527,500
100,000	5.125%, 10/01/2021 (Acquired 09/04/2014 Cost $100,000)(c)(f)	101,500
500,000	5.250%, 04/15/2023	506,250
250,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. 7.375%, 02/01/2020 (Acquired 04/29/2014 Cost $263,125)(c)(f)	263,750

		1,664,313
	Total Materials (Cost $5,193,510)	5,315,563

SHARES OR FACE AMOUNT		FAIR VALUE*

TELECOMMUNICATION SERVICES — 0.64%
	Diversified Telecommunications — 0.64%
$ 1,000,000	Consolidated Communications Finance Co. 10.875%, 06/01/2020	$1,153,750
500,000	Consolidated Communications Finance II Co. 6.500%, 10/01/2022 (Acquired 09/04/2014 Cost $500,000)(c)(f)	498,750
	Total Telecommunication Services (Cost $1,566,965)	1,652,500

TOTAL CORPORATE BONDS		163,842,183
(COST $158,416,143)

BANK LOANS — 1.30%
	Diversified Telecommunications — 0.18%
454,912	Consolidated Communications Finance Co. — Term Loan B 4.250%, 12/23/2020	454,343

	Health Care Equipment & Services — 0.38%
995,000	Mallinckrodt International Finance S.A. — Term Load B 3.500%, 03/06/2021	981,473

	Internet Software & Services — 0.36%
951,522	Dealertrack Technologies Inc. — Term Loan B 3.500%, 02/25/2021	940,417

	Pharmaceuticals — 0.38%
987,179	Salix Pharmaceuticals, Ltd. — Term Loan B 4.250%, 12/12/2019	986,099
	Total Bank Loans (Cost $3,405,088)	3,362,332

SHORT TERM INVESTMENTS — 11.00%
INVESTMENT COMPANY — 11.00%
$25,000,000	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(g)	25,000,000
3,340,947	The STIT-Treasury Portfolio — 0.02%(g)	3,340,947
	Total Investment Company	28,340,947

TOTAL SHORT TERM INVESTMENTS		28,340,947
(COST $28,340,947)

TOTAL INVESTMENTS — 99.67%		256,885,201
(COST $236,535,467)

Other Assets in Excess of Liabilities — 0.33%		840,438

TOTAL NET ASSETS — 100.00%		$257,725,639

(a)	Non Income Producing
(b)	Illiquid Security. The total value of these securities amounted to $16,856,874 (6.54% of net assets) at September 30, 2014.
(c)	Restricted security deemed liquid. The total value of restricted securities is $30,469,581 (11.82% of net assets) at September 30, 2014.
(d)	Fair Valued Securities. The total value of these securities amounted to $0 (0.00% of net assets) at September 30, 2014.
(e)	Foreign Issued Securities. The total value of these securities amounted to $22,837,579 (8.86% of net assets) at September 30, 2014.
(f)	144A Securities. The total value of these securities is $27,333,331 (10.61% of net assets) at September 30, 2014.
(g)	7-day yield.
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 87.49%
BELGIUM — 1.28%
	Beverages — 1.28%
26,500	Anheuser-Busch InBev N.V.	$2,938,809
	Total Belgium (Cost $2,693,200)	2,938,809

BRAZIL — 1.99%
	Beverages — 1.25%
440,000	Ambev SA — ADR	2,882,000

	Diversified Financial Services — 0.03%
14,320	BM&F Bovespa SA	65,699

	Wireless Telecommunication Services — 0.71%
62,130	Tim Participacoes SA — ADR	1,627,806
	Total Brazil (Cost $4,128,451)	4,575,505

CANADA — 1.38%
	Road & Rail — 1.38%
15,300	Canadian Pacific Railway Ltd.	3,174,291
	Total Canada (Cost $1,946,352)	3,174,291

CHILE — 1.08%
	Beverages — 1.08%
112,507	Cia Cervecerias Unidas SA — ADR	2,478,529
	Total Chile (Cost $2,626,537)	2,478,529

CHINA — 2.90%
	Automobiles — 0.52%
310,000	Great Wall Motor Company Ltd. — Class H	1,201,388

	Gas Utilities — 0.47%
166,000	ENN Energy Holdings Ltd.	1,086,073

	Life Sciences Tools & Services — 0.94%
61,600	WuXi PharmaTech Cayman, Inc. — ADR(a)	2,157,232

	Pharmaceuticals — 0.97%
3,000,000	Sihuan Pharmaceutical Holdings Group Ltd.	2,246,941
	Total China (Cost $4,039,404)	6,691,634

FRANCE — 13.28%
	Beverages — 1.11%
22,500	Pernod-Ricard SA	2,546,582

	Chemicals — 1.35%
25,520	Air Liquide SA	3,111,437

	Electrical Equipment — 0.90%
27,000	Schneider Electric	2,071,517

	Energy Equipment & Services — 0.78%
21,500	Technip SA	1,803,558

	Food Products — 2.22%
33,100	Danonne S.A.	2,216,585
24,503	Naturex	1,625,487
12,073	Vilmorin & Cie S.A.	1,290,305

		5,132,377

SHARES OR FACE AMOUNT		FAIR VALUE*

FRANCE (Continued)
	Hotels, Restaurants & Leisure — 0.77%
40,000	Accor SA	$1,771,537

	Internet Software & Services — 0.91%
62,000	Criteo SA — ADR(a)	2,086,300

	Machinery — 0.85%
42,500	Vallourec S.A.	1,955,856

	Media — 1.00%
298,000	Havas SA	2,302,020

	Software — 1.15%
41,200	Dassault Systemes S.A.	2,646,650

	Textiles, Apparel & Luxury Goods — 2.24%
15,200	Kering	3,064,638
13,000	LVMH Moet Hennessy Louis Vuitton SA	2,110,979

		5,175,617
	Total France (Cost $31,481,459)	30,603,451

GERMANY — 16.92%
	Chemicals — 2.90%
23,300	Linde A.G.	4,459,864
42,000	Symrise AG	2,231,030

		6,690,894

	Electronic Equipment, Instruments & Components — 0.70%
143,711	Jenoptik AG	1,607,059

	Food Products — 0.26%
1,700	KWS Saat AG	598,694

	Health Care Providers & Services — 2.11%
98,400	Fresenius SE & Co. KGaA	4,857,933

	Household Products — 1.41%
34,900	Henkel AG & Co. KGaA	3,254,566

	Industrial Conglomerates — 1.53%
29,700	Siemens A.G. — ADR	3,534,083

	Insurance — 1.56%
18,200	Muenchener Rueckversicherungs-Gesellschaft AG.	3,590,289

	Machinery — 1.83%
69,900	KUKA AG	4,215,882

	Pharmaceuticals — 1.97%
26,600	Bayer AG	3,701,097
6,000	Bayer AG — ADR	840,660

		4,541,757

	Software — 1.70%
54,300	SAP AG — ADR	3,918,288

	Textiles, Apparel & Luxury Goods — 0.95%
29,200	Adidas AG	2,178,782
	Total Germany (Cost $34,441,644)	38,988,227

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HONG KONG — 4.97%
	Gas Utilities — 0.49%
420,000	China Resources Gas Group Ltd.	$1,136,471

	Industrial Conglomerates — 3.23%
330,000	Beijing Enterprise Holdings Ltd.	2,831,239
44,184	Jardine Matheson Holding Ltd.	2,632,871
56,695	Jardine Strategic Holdings Ltd.	1,973,341

		7,437,451

	Oil, Gas & Consumable Fuels — 0.29%
465,000	Kunlun Energy Company Ltd.	671,014

	Pharmaceuticals — 0.43%
1,000,000	Sino Biopharmaceutical Ltd.	995,184

	Specialty Retail — 0.53%
530,750	L’occitane International	1,215,533
	Total Hong Kong (Cost $9,511,193)	11,455,653

INDIA — 1.82%
	Pharmaceuticals — 1.82%
80,000	Dr. Reddy’s Laboratories Ltd. — ADR	4,204,000
	Total India (Cost $2,701,570)	4,204,000

IRELAND — 1.76%
	Pharmaceuticals — 1.76%
16,800	Actavis plc(a)	4,053,504
	Total Ireland (Cost $2,851,019)	4,053,504

ISRAEL — 1.04%
	Pharmaceuticals — 1.04%
44,600	Teva Pharmaceutical Industries Ltd. — ADR	2,397,250
	Total Israel (Cost $2,139,649)	2,397,250

ITALY — 1.04%
	Beverages — 0.81%
260,000	Davide Campari-Milano SpA	1,872,696

	Commercial Services & Supplies — 0.23%
344,209	Moleskine S.p.A.(a)	520,386
	Total Italy (Cost $2,719,520)	2,393,082

JAPAN — 4.90%
	Beverages — 0.40%
32,000	Asahi Group Holdings Ltd.	925,638

	Electronic Equipment, Instruments & Components — 2.71%
25,000	Murata Manufacturing Co., Ltd.	2,841,634
75,000	Omron Corp.	3,408,599

		6,250,233

	Machinery — 1.45%
14,000	FANUC CORP.	2,531,939
35,000	Komatsu LTD.	808,890

		3,340,829

SHARES OR FACE AMOUNT		FAIR VALUE*

JAPAN (Continued)
	Wireless Telecommunication Services — 0.34%
11,200	SoftBank Corp.	$782,308
	Total Japan (Cost $10,345,425)	11,299,008

NETHERLANDS — 5.18%
	Food Products — 1.11%
64,700	Unilever N.V. NY Shares — ADR	2,567,296

	IT Services — 1.83%
152,499	InterXion Holding NV(a)	4,222,697

	Semiconductors & Semiconductor Equipment — 1.30%
30,241	ASML Holding NV NY Shares — ADR	2,988,416

	Software — 0.94%
23,500	Gemalto NV	2,157,767
	Total Netherlands (Cost $10,373,162)	11,936,176

NORWAY — 2.10%
	Commercial Services & Supplies — 0.52%
157,000	Tomra Systems ASA	1,197,401

	Diversified Telecommunication Services — 1.00%
105,000	Telenor ASA	2,304,487

	Internet Software & Services — 0.58%
94,681	Opera Software ASA	1,325,256
	Total Norway (Cost $4,691,321)	4,827,144

REPUBLIC OF KOREA — 0.39%
	Semiconductors & Semiconductor Equipment — 0.39%
800	Samsung Electronic Co., Ltd.	896,006
	Total Republic of Korea (Cost $894,090)	896,006

SINGAPORE — 1.84%
	Semiconductors & Semiconductor Equipment — 1.84%
48,770	Avago Technologies Ltd.	4,242,990
	Total Singapore (Cost $1,750,830)	4,242,990

SPAIN — 0.81%
	Specialty Retail — 0.81%
67,500	Inditex SA	1,863,260
	Total Spain (Cost $1,360,312)	1,863,260

SWEDEN — 1.15%
	Communications Equipment — 1.15%
210,000	Telefonaktirbolaget LM Ericsson — ADR	2,643,900
	Total Sweden (Cost $2,417,870)	2,643,900

SWITZERLAND — 7.93%
	Capital Markets — 2.10%
141,900	GAM Holding AG	2,444,409
53,337	Julius Baer Group Ltd.	2,383,483

		4,827,892

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

SWITZERLAND (Continued)
	Chemicals — 0.87%
31,500	Syngenta AG — ADR	$1,996,155

	Insurance — 1.52%
44,000	Swiss Re AG	3,501,624

	Pharmaceuticals — 0.83%
2,000	Roche Holding AG	590,606
36,000	Roche Holding AG — ADR	1,331,640

		1,922,246

	Specialty Retail — 1.65%
25,000	Dufry AG(a)	3,801,701

	Textiles, Apparel & Luxury Goods — 0.96%
27,000	Cie Financiere Richemont SA	2,207,012
	Total Switzerland (Cost $17,323,602)	18,256,630

TAIWAN, PROVINCE OF CHINA — 1.41%
	Semiconductors & Semiconductor Equipment — 1.41%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	3,254,651
	Total Taiwan, Province of China (Cost $2,178,768)	3,254,651

UNITED KINGDOM — 12.32%
	Beverages — 2.65%
32,800	Diageo PLC — ADR	3,785,120
42,000	SABMiller PLC.	2,327,536

		6,112,656

	Capital Markets — 2.21%
371,250	Aberdeen Asset Management PLC	2,395,109
36,500	Schroders PLC	1,409,296
42,164	Schroders PLC — Non Voting	1,291,816

		5,096,221

	Health Care Equipment & Supplies — 1.26%
34,400	Smith & Nephew PLC. — ADR	2,896,136

	Hotels, Restaurants & Leisure — 2.29%
87,692	InterContinental Hotels Group PLC	3,381,492
205,085	Millennium & Copthorne Hotels PLC	1,896,750

		5,278,242

	Internet Software & Services — 0.91%
172,600	Telecity Group PLC	2,088,654

	Media — 2.15%
120,600	Liberty Global plc — Serices C(a)	4,946,409

	Textiles, Apparel & Luxury Goods — 0.85%
80,000	Burberry Group PLC	1,951,360
	Total United Kingdom (Cost $25,078,358)	28,369,678

TOTAL COMMON STOCKS		201,543,378
(COST $177,693,736)

SHARES OR FACE AMOUNT		FAIR VALUE*

PREFERRED STOCKS — 0.34%
BRAZIL — 0.34%
	Oil, Gas & Consumable Fuels — 0.34%
52,800	Petroleo Brasileiro S.A. — ADR	$786,192
	Total Brazil (Cost $1,475,728)	786,192

TOTAL PREFERRED STOCKS		786,192
(COST $1,475,728)

SHORT TERM INVESTMENTS — 8.25%
INVESTMENT COMPANY — 8.25%
$19,008,750	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(b)	19,008,750
	Total Investment Company	19,008,750

TOTAL SHORT TERM INVESTMENTS		19,008,750
(COST $19,008,750)

TOTAL INVESTMENTS — 96.08%		221,338,320
(COST $198,178,214)

Other Assets in Excess of Liabilities — 3.92%		9,024,788

TOTAL NET ASSETS — 100.00%		$230,363,108

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Non Income Producing
(b)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

    Buffalo International Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

As of September 30, 2014, the industry diversification was as follows:

	FAIR VALUE	PERCENTAGE
Common Stocks
Automobiles	$1,201,388	0.52%
Beverages	19,756,910	8.58%
Capital Markets	9,924,113	4.31%
Chemicals	11,798,486	5.12%
Commercial Services & Supplies	1,717,787	0.74%
Communications Equipment	2,643,900	1.15%
Diversified Financial Services	65,699	0.03%
Diversified Telecommunication Services	2,304,487	1.00%
Electrical Equipment	2,071,517	0.90%
Electronic Equipment, Instruments & Components	7,857,292	3.41%
Energy Equipment & Services	1,803,558	0.78%
Food Products	8,298,367	3.60%
Gas Utilities	2,222,544	0.96%
Health Care Equipment & Supplies	2,896,136	1.26%
Health Care Providers & Services	4,857,933	2.11%
Hotels, Restaurants & Leisure	7,049,779	3.06%
Household Products	3,254,566	1.41%
Industrial Conglomerates	10,971,534	4.76%
Insurance	7,091,913	3.08%
Internet Software & Services	5,500,210	2.39%
IT Services	4,222,697	1.83%
Life Sciences Tools & Services	2,157,232	0.94%
Machinery	9,512,567	4.13%
Media	7,248,429	3.15%
Oil, Gas & Consumable Fuels	671,014	0.29%
Pharmaceuticals	20,360,882	8.84%
Road & Rail	3,174,291	1.38%
Semiconductors & Semiconductor Equipment	11,382,063	4.94%
Software	8,722,705	3.79%
Specialty Retail	6,880,494	2.99%
Textiles, Apparel & Luxury Goods	11,512,771	5.00%
Wireless Telecommunication Services	2,410,114	1.04%

Total Common Stocks	201,543,378	87.49%

Preferred Stocks
Oil, Gas & Consumable Fuels	786,192	0.34%

Total Preferred Stocks	786,192	0.34%

Short Term Investments
Investment Company	19,008,750	8.25%

Total Short Term Investments	19,008,750	8.25%

Total Investments	221,338,320	96.08%
Other Assets in Excess of Liabilities	9,024,788	3.92%

TOTAL NET ASSETS	$230,363,108	100.00%

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 97.55%
CONSUMER DISCRETIONARY — 18.67%
	Hotels, Restaurants & Leisure — 2.46%
11,450	Marriott International, Inc. — Class A	$800,355

	Internet & Catalog Retail — 1.98%
2,000	Amazon.com, Inc.(a)	644,880

	Media — 4.70%
5,100	Charter Communications, Inc. — Class A(a)	771,987
10,100	Discovery Communications, Inc. — Class A(a)	381,780
10,100	Discovery Communications, Inc. — Class C(a)	376,528

		1,530,295

	Specialty Retail — 4.04%
8,750	Restoration Hardware Holdings Inc.(a)	696,063
10,500	TJX Companies, Inc.	621,285

		1,317,348

	Textiles, Apparel & Luxury Goods — 5.49%
10,900	Coach, Inc.	388,149
15,250	lululemon athletica, Inc.(a)	640,653
8,550	NIKE, Inc. — Class B	762,659

		1,791,461
	Total Consumer Discretionary (Cost $5,161,178)	6,084,339

CONSUMER STAPLES — 6.36%
	Food & Staples Retailing — 6.36%
6,600	Costco Wholesale Corp.	827,112
6,500	CVS Health Corp.	517,335
19,100	Whole Foods Market, Inc.	727,901
	Total Consumer Staples (Cost $1,735,195)	2,072,348

ENERGY — 5.28%
	Energy Equipment & Services — 5.28%
9,400	National Oilwell Varco Inc.	715,340
9,879	Schlumberger Ltd.(b)	1,004,596
	Total Energy (Cost $1,015,646)	1,719,936

FINANCIALS — 10.84%
	Capital Markets — 2.74%
11,400	T. Rowe Price Group Inc.	893,760

	Diversified Financial Services — 8.10%
7,475	American Express Co.	654,362
8,600	CME Group Inc.	687,613
3,575	Intercontinental Exchange Group, Inc.	697,303
7,100	McGraw Hill Financial, Inc.	599,595

		2,638,873
	Total Financials (Cost $2,763,946)	3,532,633

    Buffalo Large Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

HEALTH CARE — 16.06%
	Biotechnology — 6.10%
14,700	BioMarin Pharmaceutical Inc.(a)	$1,060,752
9,200	Cepheid, Inc.(a)	405,076
4,900	Gilead Sciences, Inc.(a)	521,605

		1,987,433

	Health Care Technology — 4.01%
4,500	athenahealth Inc.(a)	592,605
12,000	Cerner Corp.(a)	714,840

		1,307,445

	Pharmaceuticals — 5.95%
24,725	Hospira, Inc.(a)	1,286,441
4,350	Perrigo Co. PLC(b)	653,327

		1,939,768
	Total Health Care (Cost $3,975,950)	5,234,646

INDUSTRIALS — 11.25%
	Aerospace & Defense — 5.00%
7,600	The Boeing Co.	968,088
2,800	Precision Castparts Corp.	663,264

		1,631,352

	Air Freight & Logistics — 1.93%
3,900	FedEx Corp.	629,655

	Commercial Services & Supplies — 1.29%
3,600	Stericycle, Inc.(a)	419,616

	Road & Rail — 3.03%
9,100	Union Pacific Corp.	986,622
	Total Industrials (Cost $1,985,407)	3,667,245

INFORMATION TECHNOLOGY — 24.56%
	Communications Equipment — 4.54%
25,900	Juniper Networks, Inc.	573,685
12,100	QUALCOMM, Inc.	904,717

		1,478,402

	Internet Software & Services — 11.59%
18,600	eBay Inc.(a)	1,053,319
3,950	Equinix, Inc.(a)	839,296
7,000	Facebook Inc. — Class A(a)	553,280
1,145	Google Inc. — Class A(a)	673,729
1,145	Google Inc. — Class C(a)	661,077

		3,780,701

	IT Services — 2.10%
3,200	Visa Inc. — Class A	682,784

	Semiconductors & Semiconductor Equipment — 2.28%
20,800	Altera Corp.	744,224

	Software — 1.58%
13,440	Oracle Corp.	514,483

	Technology Hardware, Storage & Peripherals — 2.47%
7,995	Apple Inc.	805,496
	Total Information Technology (Cost $5,019,015)	8,006,090

SHARES OR FACE AMOUNT		FAIR VALUE*

MATERIALS — 4.53%
	Chemicals — 4.53%
6,000	Monsanto Co.	$675,060
6,200	Praxair, Inc.	799,800
	Total Materials (Cost $1,003,876)	1,474,860

TOTAL COMMON STOCKS		31,792,097
(COST $22,660,213)

SHORT TERM INVESTMENTS — 1.82%
INVESTMENT COMPANY — 1.82%
$591,959	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	591,959
	Total Investment Company	591,959

TOTAL SHORT TERM INVESTMENTS		591,959
(COST $591,959)

TOTAL INVESTMENTS — 99.37%		32,384,056
(COST $23,252,172)

Other Assets in Excess of Liabilities — 0.63%		206,055

TOTAL NET ASSETS — 100.00%		$32,590,111

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $1,657,923 (5.09% of net assets) at September 30, 2014.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE*

COMMON STOCKS — 99.12%
CONSUMER DISCRETIONARY — 29.39%
	Auto Components — 3.66%
99,575	Autoliv, Inc.	$9,152,934
218,175	BorgWarner, Inc.	11,478,187

		20,631,121

	Distributors — 1.88%
398,375	LKQ Corp.(a)	10,592,791

	Hotels, Restaurants & Leisure — 3.79%
144,925	Dunkin Brands Group Inc.	6,495,539
294,100	Life Time Fitness, Inc.(a)	14,834,404

		21,329,943

	Household Durables — 2.27%
130,450	Harman International Industries, Inc.	12,789,318

	Internet & Catalog Retail — 2.21%
141,775	Expedia, Inc.	12,422,326

	Leisure Equipment & Products — 1.74%
65,325	Polaris Industries Inc.	9,785,032

	Media — 4.44%
156,100	AMC Networks, Inc.(a)	9,119,362
482,575	Lions Gate Entertainment Corp.(b)	15,910,498

		25,029,860

	Specialty Retail — 6.77%
145,575	Restoration Hardware Holdings Inc.(a)	11,580,491
125,050	Tractor Supply Co.	7,691,826
174,750	Urban Outfitters, Inc.(a)	6,413,325
186,025	Williams-Sonoma, Inc.	12,383,683

		38,069,325

	Textiles, Apparel & Luxury Goods — 2.63%
214,600	Under Armour, Inc. — Class A(a)	14,828,860
	Total Consumer Discretionary (Cost $110,603,742)	165,478,576

CONSUMER STAPLES — 4.75%
	Beverages — 2.12%
53,775	The Boston Beer Co, Inc. — Class A(a)	11,925,144

	Food Products — 2.63%
408,200	WhiteWave Foods Co.(a)	14,829,906
	Total Consumer Staples (Cost $20,435,764)	26,755,050

ENERGY — 3.20%
	Energy Equipment & Services — 3.20%
88,925	CARBO Ceramics, Inc.	5,267,028
417,050	Forum Energy Technologies Inc.(a)	12,765,900
	Total Energy (Cost $15,746,734)	18,032,928

SHARES OR FACE AMOUNT		FAIR VALUE*

FINANCIALS — 13.55%
	Capital Markets — 5.03%
73,550	Affiliated Managers Group, Inc.(a)	$14,736,478
206,475	Financial Engines Inc.	7,064,542
95,750	Northern Trust Corp.	6,513,873

		28,314,893

	Diversified Financial Services — 8.52%
219,975	CME Group Inc.	17,588,100
112,725	MarketAxess Holdings, Inc.	6,973,169
132,650	Moody’s Corp.	12,535,425
15,550	Morningstar, Inc.	1,055,845
209,700	MSCI, Inc.(a)	9,860,094

		48,012,633
	Total Financials (Cost $49,677,261)	76,327,526

HEALTH CARE —10.58%
	Health Care Equipment & Supplies — 1.71%
186,550	Align Technology, Inc.(a)	9,640,904

	Health Care Technology — 1.25%
118,475	Cerner Corp.(a)	7,057,556

	Life Sciences Tools & Services — 3.15%
64,600	Illumina, Inc.(a)	10,589,232
76,725	Techne Corp.	7,177,624

		17,766,856

	Pharmaceuticals — 4.47%
267,150	Hospira, Inc.(a)	13,899,814
74,775	Perrigo Co. PLC(b)	11,230,457

		25,130,271
	Total Health Care (Cost $42,810,735)	59,595,587

INDUSTRIALS — 20.50%
	Building Products — 1.93%
264,600	Fortune Brands Home & Security Inc.	10,877,706

	Construction & Engineering — 2.18%
337,800	Quanta Services, Inc.(a)	12,258,762

	Electrical Equipment — 2.47%
117,957	Acuity Brands, Inc.	13,884,718

	Machinery — 3.16%
151,425	Chart Industries, Inc.(a)	9,256,610
124,025	Proto Labs, Inc.(a)	8,557,725

		17,814,335

	Professional Services — 4.20%
173,450	The Advisory Board Co.(a)	8,081,036
68,050	Towers Watson & Co. — Class A	6,770,975
144,475	Verisk Analytics, Inc — Class A(a)	8,797,082

		23,649,093

    Buffalo Mid Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE*

INDUSTRIALS (Continued)
	Road & Rail — 4.56%
148,325	Genesee & Wyoming Inc. — Class A(a)	$14,136,857
95,475	Kansas City Southern	11,571,570

		25,708,427

	Trading Companies & Distributors — 2.00%
131,800	MSC Industrial Direct Co., Inc. — Class A	11,263,628
	Total Industrials (Cost $97,382,014)	115,456,669

INFORMATION TECHNOLOGY — 15.51%
	Electronic Equipment, Instruments & Components — 1.59%
289,275	National Instruments Corp.	8,947,276

	Internet Software & Services — 4.72%
248,750	Akamai Technologies, Inc.(a)	14,875,250
54,975	Equinix, Inc.(a)	11,681,088

		26,556,338

	Software — 7.52%
74,725	ANSYS, Inc.(a)	5,654,441
467,200	Fortinet Inc.(a)	11,803,807
358,575	RealPage, Inc.(a)	5,557,913
139,900	Red Hat, Inc.(a)	7,855,385
204,500	Solera Holdings Inc.	11,525,620

		42,397,166

	Technology Hardware, Storage & Peripherals — 1.68%
78,325	Stratasys Ltd.(a)(b)	9,460,094
	Total Information Technology (Cost $59,420,304)	87,360,874

MATERIALS — 1.64%
	Chemicals — 1.64%
161,025	FMC Corp.	9,209,020
	Total Materials (Cost $4,498,125)	9,209,020

TOTAL COMMON STOCKS		558,216,230
(COST $400,574,679)

SHORT TERM INVESTMENTS — 0.89%
INVESTMENT COMPANY — 0.89%
$5,017,276	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(c)	5,017,276
	Total Investment Company	5,017,276

TOTAL SHORT TERM INVESTMENTS		5,017,276
(COST $5,017,276)

TOTAL INVESTMENTS — 100.01%		563,233,506
(COST $405,591,955)

Liabilities in Excess of Other Assets — (0.01)%		(59,306)

TOTAL NET ASSETS — 100.00%		$563,174,200

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $36,601,049 (6.50% of net assets) at September 30, 2014.
(c)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

    Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SHARES OR FACE AMOUNT		FAIR VALUE

COMMON STOCKS — 99.06%
CONSUMER DISCRETIONARY — 21.20%
	Auto Components — 1.73%
2,048,514	Gentex Corp.	$54,838,720

	Hotels, Restaurants & Leisure — 2.96%
1,863,995	Life Time Fitness, Inc.(a)	94,019,908

	Internet Software & Services — 1.66%
2,179,595	Pandora Media Inc.(a)	52,659,015

	Media — 1.38%
3,919,675	The New York Times Co. — Class A	43,978,754

	Specialty Retail — 6.88%
868,975	Hibbett Sports Inc.(a)	37,044,404
863,599	Lumber Liquidators Holdings, Inc.(a)	49,553,311
857,400	Restoration Hardware Holdings Inc.(a)	68,206,169
1,434,400	Vitamin Shoppe, Inc.(a)(d)	63,673,016

		218,476,900

	Textiles, Apparel & Luxury Goods — 6.59%
902,375	Deckers Outdoor Corp.(a)	87,692,802
1,100,762	Oxford Industries, Inc.(c)(d)	67,135,474
2,685,025	Tumi Holdings Inc.(a)	54,640,259

		209,468,535
	Total Consumer Discretionary (Cost $517,343,689)	673,441,832

CONSUMER STAPLES — 2.21%
	Beverages — 2.21%
317,059	The Boston Beer Co, Inc. — Class A(a)	70,311,004
	Total Consumer Staples (Cost $64,984,106)	70,311,004

ENERGY — 1.48%
	Energy Equipment & Services — 1.48%
792,300	CARBO Ceramics, Inc.	46,927,929
	Total Energy (Cost $66,896,983)	46,927,929

FINANCIALS — 11.20%
	Capital Markets — 5.75%
1,753,825	Financial Engines Inc.	60,007,122
1,590,650	Stifel Financial Corp.(a)	74,585,579
4,219,400	WisdomTree Investments, Inc.(a)	48,016,772

		182,609,473

	Diversified Financial Services — 3.64%
1,641,281	MarketAxess Holdings, Inc.	101,529,642
207,995	Morningstar, Inc.	14,122,861

		115,652,503

	Real Estate Management & Development — 1.81%
1,103,725	FirstService Corp.(b)(c)	57,636,520
	Total Financials (Cost $170,376,210)	355,898,496

SHARES OR FACE AMOUNT		FAIR VALUE

HEALTH CARE — 16.14%
	Biotechnology — 0.76%
426,600	KYTHERA Biopharmaceuticals, Inc.(a)	$13,975,416
476,500	Sarepta Therapeutics, Inc.(a)	10,054,150

		24,029,566

	Health Care Equipment & Supplies — 5.47%
2,127,600	Accuray Inc.(a)	15,446,376
2,349,082	Align Technology, Inc.(a)	121,400,558
999,300	Insulet Corp.(a)	36,824,205

		173,671,139

	Health Care Technology — 3.72%
436,775	athenahealth Inc.(a)	57,518,900
1,372,890	Medidata Solutions, Inc.(a)	60,805,298

		118,324,198

	Life Sciences Tools & Services — 4.32%
1,376,725	ICON PLC.(a)(b)	78,789,972
624,000	Techne Corp.	58,375,200

		137,165,172

	Pharmaceuticals — 1.87%
1,639,475	Akorn, Inc.(a)	59,463,758
	Total Health Care (Cost $261,581,299)	512,653,833

INDUSTRIALS — 18.11%
	Aerospace & Defense — 3.56%
2,847,625	Hexcel Corp.(a)	113,050,713

	Commercial Services & Supplies — 1.13%
1,257,722	Healthcare Servics Group, Inc.	35,983,426

	Machinery — 5.32%
1,236,550	Chart Industries, Inc.(a)	75,590,302
1,352,900	Proto Labs, Inc.(a)(d)	93,350,100

		168,940,402

	Professional Services — 7.27%
1,478,460	The Corporate Executive Board Co.(c)	88,811,091
530,670	Costar Group, Inc.(a)	82,540,412
1,302,175	WageWorks, Inc.(a)	59,288,028

		230,639,531

	Road & Rail — 0.83%
278,160	Genesee & Wyoming Inc. — Class A(a)	26,511,430
	Total Industrials (Cost $356,150,670)	575,125,502

INFORMATION TECHNOLOGY — 28.72%
	Communications Equipment — 4.39%
3,618,658	ADTRAN, Inc.(c)(d)	74,291,049
3,026,000	Aruba Networks Inc.(a)	65,301,080

		139,592,129

	Electronic Equipment, Instruments & Components — 0.79%
811,287	National Instruments Corp.	25,093,107

    Buffalo Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

(Continued)

SHARES OR FACE AMOUNT		FAIR VALUE

INFORMATION TECHNOLOGY (Continued)
	Internet Software & Services — 10.34%
2,161,950	Cornerstone OnDemand, Inc.(a)	$74,392,700
2,440,350	DealerTrack Holdings Inc.(a)	105,935,593
722,690	Envestnet, Inc.(a)	32,521,050
3,364,450	Internap Network Services Corp.(a)(c)(d)	23,214,705
2,008,450	LogMeIn, Inc.(a)(d)	92,529,291

		328,593,339

	IT Services — 2.39%
2,742,656	InterXion Holding NV(a)(c)(b)	75,944,145

	Semiconductors & Semiconductor Equipment — 1.27%
1,485,608	Semtech Corp.(a)	40,334,257

	Software — 5.96%
3,293,783	ACI Worldwide, Inc.(a)	61,791,369
1,176,475	BroadSoft Inc.(a)	24,753,034
2,501,700	RealPage, Inc.(a)	38,776,350
451,300	The Ultimate Software Group, Inc.(a)	63,863,462

		189,184,215

	Technology Hardware, Storage & Peripherals — 3.58%
940,350	Stratasys Ltd.(a)(b)	113,575,473
	Total Information Technology (Cost $642,431,659)	912,316,665

TOTAL COMMON STOCKS		3,146,675,261
(COST $2,079,764,616)

SHORT TERM INVESTMENTS — 2.48%
INVESTMENT COMPANY — 2.48%
$78,675,328	Fidelity Institutional Money Market Fund — Government Portfolio — 0.01%(e)	78,675,328
	Total Investment Company	78,675,328

TOTAL SHORT TERM INVESTMENTS		78,675,328
(COST $78,675,328)

TOTAL INVESTMENTS — 101.54%		3,225,350,589
(COST $2,158,439,944)

Liabilities in Excess of Other Assets — (1.54)%		(48,802,645)

TOTAL NET ASSETS — 100.00%		$3,176,547,944

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $325,946,110 (10.26% of net assets) at September 30, 2014.
(c)	Portion of these securities deemed illiquid. The total value of these portions amounted to $117,849,929 (3.71% of net assets) at September 30, 2014
(d)

Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total values of these securities amounted to $414,193,635 (13.04% of net assets) on September 30, 2014.

(e)	7-day yield
*	See Note 1A of accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

This page intentionally left blank.

    Statements of Assets and Liabilities

September 30, 2014 (Unaudited)

	BUFFALO DISCOVERY FUND	BUFFALO DIVIDEND FOCUS FUND	BUFFALO EMERGING OPPORTUNIES FUND
ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$508,881,190	$26,020,996	$251,851,812
Investments in securities of affiliated issuers (Note 7)	—	—	5,250,000

Total investments, at cost	$508,881,190	$26,020,996	$257,101,812

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$662,952,586	$30,009,083	$276,795,852
Investments in securities of affiliated issuers (Note 7)	—	—	4,854,500

Total investments, at value	662,952,586	30,009,083	281,650,352
Cash:	—	—	—
Cash denominated in foreign currency, at value:(1)	—	—	—
Receivables:
Investments sold	23,402	323,184	4,471,295
Fund shares sold	964,644	2,196,436	232,480
Dividends	271,371	24,283	—
Interest	288	34	44
Other assets	20,373	5,994	23,340

Total assets	664,232,664	32,559,014	286,377,511

LIABILITIES:
Payables:
Investments purchased	5,976,428	—	430,438
Written options, at value(2) (Note 8)	—	—	—
Fund shares purchased	508,968	—	1,346,741
Management fees	546,730	22,364	372,489
Custodian	—	—	—
Accrued expenses	4,681	1,887	7,688

Total liabilities	7,036,807	24,251	2,157,356

NET ASSETS	$657,195,857	$32,534,763	$284,220,155

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$446,221,614	$27,665,392	$258,513,777
Undistributed (distribution in excess of) net investment income	(1,262,061)	19,269	(2,501,039)
Accumulated net realized gain (loss) from investment and foreign currency transactions	58,164,908	862,015	3,658,877
Net unrealized appreciation from:
Investments and translation of assets and liabilities in foreign currency	154,071,396	3,988,087	24,548,540

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$657,195,857	$32,534,763	$284,220,155

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited

Outstanding	31,486,524	2,430,025	16,908,176

NET ASSET VALUE PER SHARE	$20.87	$13.39	$16.81

(1) Cash denominated in foreign currency, at cost	—	—	—

(2) Written options, premiums received	—	—	—

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

$1,367,212,254	$411,269,173	$236,535,467	$198,178,214	$23,252,172	$405,591,955	$1,793,155,942
—	—	—	—	—	—	365,284,002

$1,367,212,254	$411,269,173	$236,535,467	$198,178,214	$23,252,172	$405,591,955	$2,158,439,944

$1,571,705,370	$572,319,458	$256,885,201	$221,338,320	$32,384,056	$563,233,506	$2,811,156,954
—	—	—	—	—	—	414,193,635

1,571,705,370	572,319,458	256,885,201	221,338,320	32,384,056	563,233,506	3,225,350,589
—	—	5,048	15,606	—	—	—
—	—	—	8,449,729	—	—	—

111,830	—	18,966	356,292	333,738	424,749	2,459,869
2,973,823	207,639	128,285	116,272	109	883,612	2,940,100
1,491,732	480,309	87,519	385,376	14,917	141,688	239,284
4,544,333	131	3,340,311	120	8	53	468
46,883	22,678	18,636	17,253	10,856	16,567	59,820

1,580,873,971	573,030,215	260,483,966	230,678,968	32,743,684	564,700,175	3,231,050,130

2,368,825	430,430	2,402,217	—	127,955	—	14,536,302
356,388	—	—	—	—	—	—
593,302	—	137,130	80,635	1,502	1,028,288	37,211,200
1,304,759	169,050	216,518	193,694	24,116	480,735	2,732,627
—	—	—	4,450	—	—	—
19,493	17,099	2,462	37,081	—	16,952	22,057

4,642,767	616,579	2,758,327	315,860	153,573	1,525,975	54,502,186

$1,576,231,204	$572,413,636	$257,725,639	$230,363,108	$32,590,111	$563,174,200	$3,176,547,944

$1,366,962,463	$360,107,685	$234,911,447	$209,506,360	$19,532,520	$343,616,572	$1,812,425,661
263,051	1,362,489	(304,893)	1,850,102	60,511	(1,939,717)	(18,144,880)
4,369,043	49,893,177	2,769,351	(4,050,451)	3,865,196	63,855,794	315,356,518

204,636,647	161,050,285	20,349,734	23,057,097	9,131,884	157,641,551	1,066,910,645

$1,576,231,204	$572,413,636	$257,725,639	$230,363,108	$32,590,111	$563,174,200	$3,176,547,944

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

106,421,846	15,711,006	22,054,287	20,086,030	1,328,297	29,423,158	95,708,277

$14.81	$36.43	$11.69	$11.47	$24.54	$19.14	$33.19

—	—	—	8,552,738	—	—	—

499,919	—	—	—	—	—	—

    Statements of Operations

For the Six Months Ended September 30, 2014 (Unaudited)

	BUFFALO DISCOVERY FUND	BUFFALO DIVIDEND FOCUS FUND	BUFFALO EMERGING OPPORTUNIES FUND
INVESTMENT INCOME:
Interest	$1,354	$129	$352
Dividends:
Dividends from securities of unaffiliated issuers	1,957,521	234,746	265,884
Dividends from securities of affiliated issuers (Note 7)	—	—	—
Foreign tax withheld	(7,328)	(3,724)	—

Total investment income	1,951,547	231,151	266,236

EXPENSES:
Management fees (Note 3)	3,189,210	106,999	2,731,000
Custody fees	—	—	—
Registration fees	17,112	9,455	30,824
Other	7,286	955	5,451

Total expenses	3,213,608	117,409	2,767,275

Net investment income (loss)	(1,262,061)	113,742	(2,501,039)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	21,651,761	755,599	(15,221,775)
Investment transactions of affiliated issuers (Note 7)	—	—	—
Options written (Note 8)	—	—	—
Net unrealized appreciation/depreciation during the period on:
Investments	(12,221,125)	1,172,744	(45,582,730)
Options written (Note 8)	—	—	—

Net realized and unrealized gain (loss) on investments	9,430,636	1,928,343	(60,804,505)

Net increase (decrease) in net assets resulting from operations	$8,168,575	$2,042,085	$(63,305,544)

The accompanying notes are an integral part of these financial statements.

BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

$8,332,188	$972	$5,873,393	$902	$39	$328	$3,218

12,651,416	3,805,843	284,390	3,511,528	152,727	1,699,557	4,689,083
—	—	—	—	—	—	1,220,716
(110,672)	—	(2,085)	(368,498)	—	(8,686)	(33,607)

20,872,932	3,806,815	6,155,698	3,143,932	152,766	1,691,199	5,879,410

7,581,819	2,729,506	1,384,132	1,174,333	145,504	2,977,600	17,398,331
—	—	—	49,134	—	—	—
43,139	21,684	17,282	8,533	9,310	23,234	38,891
12,228	3,964	3,664	3,034	726	3,737	24,928

7,637,186	2,755,154	1,405,078	1,235,034	155,540	3,004,571	17,462,150

13,235,746	1,051,661	4,750,620	1,908,898	(2,774)	(1,313,372)	(11,582,740)

(1,847,631)	26,046,077	233,753	175,958	1,193,588	21,204,767	127,771,308
—	—	—	—	—	—	(4,188,626)
224,020	—	—	—	—	—	—

39,714,945	(10,798,942)	(3,957,050)	(7,401,251)	423,035	(23,612,871)	(404,630,671)
285,569	—	—	—	—	—	—

38,376,903	15,247,135	(3,723,297)	(7,225,293)	1,616,623	(2,408,104)	(281,047,989)

$51,612,649	$16,298,796	$1,027,323	$(5,316,395)	$1,613,849	$(3,721,476)	$(292,630,729)

    Statements of Changes in Net Assets

	BUFFALO DISCOVERY FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2014	YEAR ENDED MARCH 31, 2014
OPERATIONS:
Net investment income (loss)	$(1,262,061)	$(2,608,113)
Net realized gain (loss) from investment transactions	21,651,761	76,049,385
Net unrealized appreciation/depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(12,221,125)	66,538,230

Net increase in net assets resulting from operations	8,168,575	139,979,502

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—
Net realized gain from investment transactions	—	(42,280,594)

Total distributions to shareholders	—	(42,280,594)

CAPITAL SHARE TRANSACTIONS:
Shares sold	113,981,929	172,012,059
Reinvested dividends and distributions	—	40,932,376

Shares issued	113,981,929	212,944,435
Redemptions	(114,535,124)	(176,568,358)
Redemption fees (Note 5)	44,437	32,236

Shares repurchased	(114,490,687)	(176,536,122)

Net increase (decrease) from capital share transactions	(508,758)	36,408,313

Total increase (decrease) in net assets	7,659,817	134,107,221

NET ASSETS:
Beginning of period	649,536,040	515,428,819

End of period	$657,195,857	$649,536,040

Undistributed (distribution in excess of) net investment income at end of year	$(1,262,061)	$—

Fund share transactions:
Shares sold	5,458,854	8,865,819
Reinvested dividends and distributions	—	2,105,575

	5,458,854	10,971,394
Shares repurchased	(5,616,265)	(9,505,843)

Net increase (decrease) in fund shares	(157,411)	1,465,551

(1)	Effective June 3, 2013, the Fund name was changed to Buffalo Emerging Opportunities Fund. Prior to June 3, 2013, the Fund was known as the Buffalo Micro Cap Fund.

The accompanying notes are an integral part of these financial statements.

BUFFALO DIVIDEND FOCUS FUND		BUFFALO EMERGING OPPORTUNIES FUND		BUFFALO FLEXIBLE INCOME FUND		BUFFALO GROWTH FUND
SIX MONTHS ENDED SEPTEMBER 30, 2014	PERIOD ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014	YEAR ENDED MARCH 31, 2014(1)	SIX MONTHS ENDED SEPTEMBER 30, 2014	YEAR ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014	YEAR ENDED MARCH 31, 2014

$113,742	$222,061	$(2,501,039)	$(4,441,697)	$13,235,746	$24,179,477	$1,051,661	$2,439,253
755,599	569,021	(15,221,775)	27,026,586	(1,623,611)	16,180,658	26,046,077	50,488,452
1,172,744	2,234,064	(45,582,730)	48,164,700	40,000,514	66,196,088	(10,798,942)	83,160,262

2,042,085	3,025,146	(63,305,544)	70,749,589	51,612,649	106,556,223	16,298,796	136,087,967

(112,424)	(220,213)	—	—	(12,596,379)	(24,064,687)	—	(3,648,495)
—	(509,817)	—	(1,262,443)	—	(11,338,077)	—	(33,125,754)

(112,424)	(730,030)	—	(1,262,443)	(12,596,379)	(35,402,764)	—	(36,774,249)

13,490,211	4,519,089	35,558,638	482,250,309	259,659,392	734,666,145	32,143,347	132,278,831
95,566	629,139	—	1,194,073	12,239,968	34,111,420	—	35,162,786

13,585,777	5,148,228	35,558,638	483,444,382	271,899,360	768,777,565	32,143,347	167,441,617
(1,682,656)	(2,543,710)	(214,514,090)	(120,841,945)	(132,575,121)	(304,868,806)	(92,098,254)	(144,422,481)
522	130	625,533	807,260	33,963	113,722	26,378	51,252

(1,682,134)	(2,543,580)	(213,888,557)	(120,034,685)	(132,541,158)	(304,755,084)	(92,071,876)	(144,371,229)

11,903,643	2,604,648	(178,329,919)	363,409,697	139,358,202	464,022,481	(59,928,529)	23,070,388

13,833,304	4,899,764	(241,635,463)	432,896,843	178,374,472	535,175,940	(43,629,733)	122,384,106

18,701,459	13,801,695	525,855,618	92,958,775	1,397,856,732	862,680,792	616,043,369	493,659,263

$32,534,763	$18,701,459	$284,220,155	$525,855,618	$1,576,231,204	$1,397,856,732	$572,413,636	$616,043,369

$19,269	$17,951	$(2,501,039)	$—	$263,051	$(376,316)	$1,362,489	$310,828

1,025,321	391,526	2,017,185	26,901,242	17,510,612	52,671,874	895,082	3,968,429
7,210	54,403	—	61,998	822,493	2,427,737	—	1,032,681

1,032,531	445,929	2,017,185	26,963,240	18,333,105	55,099,611	895,082	5,001,110
(129,433)	(227,675)	(12,337,425)	(6,442,090)	(8,946,824)	(21,772,931)	(2,561,922)	(4,342,702)

903,098	218,254	(10,320,240)	20,521,150	9,386,281	33,326,680	(1,666,840)	658,408

    Statements of Changes in Net Assets

	BUFFALO HIGH YIELD FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2014	YEAR ENDED MARCH 31, 2014
OPERATIONS:
Net investment income (loss)	$4,750,620	$10,237,997
Net realized gain from investment transactions	233,753	6,817,140
Net unrealized appreciation/depreciation during the period on investments and translation of assets and liabilities in foreign currencies	(3,957,050)	1,594,871

Net increase (decrease) in net assets resulting from operations	1,027,323	18,650,008

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,370,078)	(10,656,681)
Net realized gain from investment transactions	—	(4,322,504)

Total distributions to shareholders	(4,370,078)	(14,979,185)

CAPITAL SHARE TRANSACTIONS:
Shares sold	16,166,727	80,843,340
Reinvested dividends and distributions	4,040,416	10,027,287

Shares issued	20,207,143	90,870,627
Redemptions	(49,692,332)	(65,240,591)
Redemption fees (Note 5)	15,328	125,147

Shares repurchased	(49,677,004)	(65,115,444)

Net increase (decrease) from capital share transactions	(29,469,861)	25,755,183

Total increase (decrease) in net assets	(32,812,616)	29,426,006

NET ASSETS:
Beginning of period	290,538,255	261,112,249

End of period	$257,725,639	$290,538,255

Undistributed (distribution in excess of) net investment income at end of year	$(304,893)	$(685,435)

Fund share transactions:
Shares sold	1,364,618	6,835,542
Reinvested dividends and distributions	341,015	850,824

	1,705,633	7,686,366
Shares repurchased	(4,191,880)	(5,522,888)

Net increase (decrease) in fund shares	(2,486,247)	2,163,478

The accompanying notes are an integral part of these financial statements.

BUFFALO INTERNATIONAL FUND		BUFFALO LARGE CAP FUND		BUFFALO MID CAP FUND		BUFFALO SMALL CAP FUND
SIX MONTHS ENDED SEPTEMBER 30, 2014	YEAR ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014	YEAR ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014	YEAR ENDED MARCH 31, 2014	SIX MONTHS ENDED SEPTEMBER 30, 2014	YEAR ENDED MARCH 31, 2014

$1,908,898	$602,193	$(2,774)	$63,285	$(1,313,372)	$(1,235,491)	$(11,582,740)	$(16,492,516)
175,958	5,585,567	1,193,588	4,872,447	21,204,767	114,339,882	123,582,682	358,038,527
(7,401,251)	15,589,979	423,035	1,371,961	(23,612,871)	27,165,516	(404,630,671)	476,762,877

(5,316,395)	21,777,739	1,613,849	6,307,693	(3,721,476)	140,269,907	(292,630,729)	818,308,888

—	(354,812)	—	(101,488)	—	—	—	—
—	—	—	(4,186,123)	—	(88,592,833)	—	(313,081,084)

—	(354,812)	—	(4,287,611)	—	(88,592,833)	—	(313,081,084)

15,894,111	107,987,877	1,320,192	3,946,253	45,892,791	101,725,184	270,165,124	693,673,158
—	335,818	—	4,234,300	—	86,531,993	—	296,310,794

15,894,111	108,323,695	1,320,192	8,180,553	45,892,791	188,257,177	270,165,124	989,983,952
(5,514,221)	(10,949,623)	(2,454,988)	(6,442,585)	(99,257,690)	(244,868,075)	(604,400,234)	(836,079,584)
427	2,006	23	924	5,511	10,690	32,676	69,745

(5,513,794)	(10,947,617)	(2,454,965)	(6,441,661)	(99,252,179)	(244,857,385)	(604,367,558)	(836,009,839)

10,380,317	97,376,078	(1,134,773)	1,738,892	(53,359,388)	(56,600,208)	(334,202,434)	153,974,113

5,063,922	118,799,005	479,076	3,758,974	(57,080,864)	(4,923,134)	(626,833,163)	659,201,917

225,299,186	106,500,181	32,111,035	28,352,061	620,255,064	625,178,198	3,803,381,107	3,144,179,190

$230,363,108	$225,299,186	$32,590,111	$32,111,035	$563,174,200	$620,255,064	$3,176,547,944	$3,803,381,107

$1,850,102	$(58,796)	$60,511	$63,285	$(1,939,717)	$(626,345)	$(18,144,880)	$(6,562,140)

1,346,491	9,822,283	55,757	165,127	2,386,582	5,247,674	7,926,981	19,220,936
—	29,406	—	184,662	—	4,718,211	—	8,160,584

1,346,491	9,851,689	55,757	349,789	2,386,582	9,965,885	7,926,981	27,381,520
(465,174)	(1,004,580)	(103,224)	(269,012)	(5,155,067)	(12,618,838)	(17,800,451)	(23,459,118)

881,317	8,847,109	(47,467)	80,777	(2,768,485)	(2,652,953)	(9,873,470)	3,922,402

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO DISCOVERY FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)		YEARS ENDED MARCH 31,
			2014	2013(3)	2012	2011		2010

Net asset value, beginning of year	$20.53		$17.08	$16.96	$16.28	$13.76		$8.55

Income from investment operations:
Net investment income (loss)	(0.04)		(0.08)	0.02	(0.07)	(0.05	)(1)	(0.03	)(1)
Net gains on securities (both realized and unrealized)	0.38		5.04	1.32	1.74	2.89		5.24

Total from investment operations	0.34		4.96	1.34	1.67	2.84		5.21

Less distributions:
Dividends from net investment income	—		—	(0.03)	—	—		—
Distributions from capital gains	—		(1.51)	(1.19)	(0.99)	(0.32)		—

Total distributions	—		(1.51)	(1.22)	(0.99)	(0.32)		—

Paid-in capital from redemption fees(2) (Note 5)	—		—	—	—	—		—

Net asset value, end of year	$20.87		$20.53	$17.08	$16.96	$16.28		$13.76

Total return*	1.66%		29.54%	8.46%	11.50%	20.77%		60.94%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$657,196		$649,536	$515,429	$416,772	$364,188		$229,814
Ratio of expenses to average net assets**	1.01%		1.01%	1.01%	1.01%	1.02%		1.02%
Ratio of net investment income (loss) to average net assets**	(0.40%	)	(0.47% )	0.09%	(0.46% )	(0.33%	)	(0.22%	)
Portfolio turnover rate*	21%		48%	53%	52%	38%		35%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.
(3)	Effective June 29, 2012, the Fund name was changed to Buffalo Discovery Fund. Prior to June 29, 2012, the Fund was known as the Buffalo Science & Technology Fund.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO DIVIDEND FOCUS FUND

Condensed data for a share of capital stock outstanding throughout the period.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	FOR THE YEAR ENDED MARCH 31, 2014	FOR THE PERIOD FROM DECEMBER 3, 2012 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2013

Net asset value, beginning of period	$12.25	$10.55	$10.00

Income from investment operations:
Net investment income	0.05	0.16	0.01
Net gains on securities (both realized and unrealized)	1.15	2.08	0.55

Total from investment operations	1.20	2.24	0.56

Less distributions:
Dividends from net investment income	(0.06)	(0.16)	(0.01)
Distributions from capital gains	—	(0.38)	—

Total distributions	(0.06)	(0.54)	(0.01)

Paid-in capital from redemption fees (Note 5)(1)	—	—	—

Net asset value, end of period	$13.39	$12.25	$10.55

Total return*	9.80%	21.65%	5.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,535	$18,701	$13,802
Ratio of expenses to average net assets**	0.99%	0.93%	1.61%
Ratio of net investment income to average net assets**	0.96%	1.47%	0.59%
Portfolio turnover rate*	27%	77%	8%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO EMERGING OPPORTUNITIES FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEARS ENDED MARCH 31,
		2014(3)	2013		2012		2011		2010

Net asset value, beginning of year	$19.31	$13.86	$11.71		$10.24		$8.18		$4.40

Income from investment operations:
Net investment loss	(0.18)	(0.14)	(0.05)		(0.09)		(0.07	)(1)	—	(2)
Net gains (losses) on securities (both realized and unrealized)	(2.35)	5.59	2.20		1.56		2.13		3.78

Total from investment operations	(2.53)	5.45	2.15		1.47		2.06		3.78

Less distributions from capital gains	—	(0.05)	—		—		—		—

Paid-in capital from redemption fees (Note 5)	0.03	0.05	—	(2)	—	(2)	—	(2)	—	(2)

Net asset value, end of year	$16.81	$19.31	$13.86		$11.71		$10.24		$8.18

Total return*	(12.95% )	39.66%	18.36%		14.36%		25.18%		85.91%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$284,220	$525,856	$92,959		$40,981		$31,319		$22,679
Ratio of expenses to average net assets**	1.47%	1.48%	1.50%		1.51%		1.53%		1.54%
Ratio of net investment loss to average net assets**	(1.33% )	(1.36% )	(0.69%	)	(0.99%	)	(0.82%	)	(1.10%	)
Portfolio turnover rate*	8%	23%	21%		31%		30%		28%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.
(3)	Effective June 3, 2013, the Fund name was changed to Buffalo Emerging Opportunities Fund. Prior to June 3, 2013 the Fund was known as the Buffalo Micro Cap Fund.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO FLEXIBLE INCOME FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEARS ENDED MARCH 31,
		2014	2013	2012(2)	2011	2010

Net asset value, beginning of year	$14.41	$13.54	$12.39	$11.76	$10.61	$7.89

Income from investment operations:
Net investment income	0.13	0.29	0.37	0.41	0.33	0.35
Net gains on securities (both realized and unrealized)	0.39	0.99	1.20	0.63	1.15	2.72

Total from investment operations	0.52	1.28	1.57	1.04	1.48	3.07

Less distributions:
Dividends from net investment income	(0.12)	(0.28)	(0.42)	(0.41)	(0.33)	(0.35)
Distributions from capital gains	—	(0.13)	—	—	—	—

Total distributions	(0.12)	(0.41)	(0.42)	(0.41)	(0.33)	(0.35)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$14.81	$14.41	$13.54	$12.39	$11.76	$10.61

Total return*	3.63%	9.56%	12.96%	9.15%	14.27%	39.32%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$1,576,231	$1,397,857	$862,681	$377,851	$184,454	$154,312
Ratio of expenses to average net assets**	1.01%	1.01%	1.02%	1.01%	1.02%	1.03%
Ratio of net investment income to average net assets**	1.75%	2.06%	2.89%	3.49%	2.98%	3.55%
Portfolio turnover rate*	20%	13%	25%	19%	26%	12%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
(2)	Effective July 29, 2011, the Fund name was changed to Buffalo Flexible Income Fund. Prior to July 29, 2011, the Fund was known as the Buffalo Balanced Fund.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO GROWTH FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEARS ENDED MARCH 31,
		2014	2013	2012	2011	2010(1)

Net asset value, beginning of year	$35.45	$29.53	$27.93	$26.15	$21.87	$14.29

Income from investment operations:
Net investment income	0.07	0.15	0.15	0.06	0.07	0.10
Net gains on securities (both realized and unrealized)	0.91	8.02	1.57	2.17	4.28	7.58

Total from investment operations	0.98	8.17	1.72	2.23	4.35	7.68

Less distributions:
Dividends from net investment income	—	(0.22)	(0.12)	(0.01)	(0.06)	(0.10)
Distributions from capital gains	—	(2.03)	—	(0.44)	(0.01)	—
Return of capital	—	—	—	—	—	— (2)

Total distributions	—	(2.25)	(0.12)	(0.45)	(0.07)	(0.10)

Paid-in capital from redemption fees(2) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$36.43	$35.45	$29.53	$27.93	$26.15	$21.87

Total return*	2.76%	27.98%	6.20%	8.78%	19.88%	53.80%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$572,414	$616,043	$493,659	$507,136	$320,113	$105,087
Ratio of expenses to average net assets**	0.91%	0.91%	0.91%	0.92%	0.99%	1.03%
Ratio of net investment income to average net assets*	0.35%	0.44%	0.51%	0.27%	0.27%	0.51%
Portfolio turnover rate*	11%	37%	44%	46%	47%	30%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Effective July 31, 2009, the Fund name was changed to Buffalo Growth Fund. Prior to July 31, 2009, the Fund was known as the Buffalo USA Global Fund.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO HIGH YIELD FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEARS ENDED MARCH 31,
		2014	2013	2012	2011	2010

Net asset value, beginning of year	$11.84	$11.67	$11.40	$11.45	$10.88	$8.20

Income from investment operations:
Net investment income	0.20	0.44	0.55	0.66	0.64	0.63
Net gains (losses) on securities (both realized and unrealized)	(0.16)	0.37	0.35	(0.03)	0.56	2.68

Total from investment operations	0.04	0.81	0.90	0.63	1.20	3.31

Less distributions:
Dividends from net investment income	(0.19)	(0.46)	(0.62)	(0.68)	(0.63)	(0.63)
Distributions from capital gains	—	(0.18)	(0.01)	—	—	—

Total distributions	(0.19)	(0.64)	(0.63)	(0.68)	(0.63)	(0.63)

Paid-in capital from redemption fees(1) (Note 5)	—	—	—	—	—	—

Net asset value, end of year	$11.69	$11.84	$11.67	$11.40	$11.45	$10.88

Total return*	0.32%	7.12%	8.20%	5.86%	11.35%	40.96%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$257,726	$290,538	$261,112	$255,771	$228,976	$172,240
Ratio of expenses to average net assets**	1.02%	1.01%	1.01%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets**	3.43%	3.72%	4.85%	5.89%	5.75%	6.31%
Portfolio turnover rate*	13%	39%	32%	21%	25%	41%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO INTERNATIONAL FUND

Condensed data for a share of capital stock outstanding throughout the period.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEARS ENDED MARCH 31,
		2014	2013(1)(3)	2012	2011	2010

Net asset value, beginning of period	$11.73	$10.28	$9.52	$9.79	$8.70	$5.31

Income from investment operations:
Net investment income	0.10	0.04	0.04	0.05	0.06	0.05
Net gains (losses) on securities (both realized and unrealized)	(0.36)	1.43	0.76	(0.27)	1.08	3.40

Total from investment operations	(0.26)	1.47	0.80	(0.22)	1.14	3.45

Less distributions:
Dividends from net investment income	—	(0.02)	(0.04)	(0.05)	(0.05)	(0.05)
Return of capital	—	—	—	—	—	(0.01)

Total distributions	—	(0.02)	(0.04)	(0.05)	(0.05)	(0.06)

Paid-in capital from redemption fees(2) (Note 5)	—	—	—	—	—	—

Net asset value, end of period	$11.47	$11.73	$10.28	$9.52	$9.79	$8.70

Total return*	(2.22% )	14.31%	8.44%	(2.20% )	13.09%	65.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$230,363	$225,299	$106,500	$70,805	$54,735	$29,960
Ratio of expenses to average net assets**	1.05%	1.07%	1.09%	1.14%	1.17%	1.22%
Ratio of net investment income to average net assets**	1.63%	0.38%	0.42%	0.58%	0.38%	0.61%
Portfolio turnover rate*	12%	15%	23%	29%	35%	38%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Effective end of business January 25, 2013, the Buffalo China Fund was reorganized into the Buffalo International Fund.
(2)	Less than $0.01 per share.
(3)

During the year ended March 31, 2013, the Fund incurred $17.3 million in purchases associated with the transfer of assets of the Buffalo China Fund, which merged into the Fund on January 25, 2013. The purchases were excluded from portfolio turnover calculation. Activity after January 25, 2013 reflects the Funds’ combined operations.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO LARGE CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)		YEARS ENDED MARCH 31,
			2014	2013	2012	2011	2010

Net asset value, beginning of year	$23.34		$21.89	$21.58	$20.96	$18.60	$11.66

Income from investment operations:
Net investment income (loss)	(0.00	)(1)	0.06	0.08	0.04	0.04	0.05
Net gains on securities (both realized and unrealized)	1.20		4.94	1.79	0.74	2.38	6.93

Total from investment operations	1.20		5.00	1.87	0.78	2.42	6.98

Less distributions:
Dividends from net investment income	—		(0.08)	(0.15)	(0.04)	(0.06)	(0.04)
Distributions from capital gains	—		(3.47)	(1.41)	(0.12)	—	—

Total distributions	—		(3.55)	(1.56)	(0.16)	(0.06)	(0.04)

Paid-in capital from redemption fees(1) (Note 5)	—		—	—	—	—	—

Net asset value, end of year	$24.54		$23.34	$21.89	$21.58	$20.96	$18.60

Total return*	5.14%		23.13%	9.17%	3.84%	13.04%	59.85%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$32,590		$32,111	$28,352	$37,990	$36,072	$36,765
Ratio of expenses to average net assets**	0.96%		0.97%	0.97%	0.96%	1.04%	1.08%
Ratio of net investment income (loss) to average net assets**	(0.02%	)	0.21%	0.33%	0.17%	0.19%	0.35%
Portfolio turnover rate*	10%		45%	49%	59%	28%	35%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO MID CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEARS ENDED MARCH 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of year	$19.27	$17.94	$17.95	$17.25	$14.89		$9.27

Income from investment operations:
Net investment income (loss)	(0.05)	(0.04)	0.01	(0.06)	(0.04	)(1)	(0.05	)(1)
Net gains (losses) on securities (both realized and unrealized)	(0.08)	4.45	0.78	1.08	2.40		5.67

Total from investment operations	(0.13)	4.41	0.79	1.02	2.36		5.62

Less distributions:
Dividends from net investment income	—	—	(0.01)	—	—		—
Distributions from capital gains	—	(3.08)	(0.79)	(0.32)	—		—

Total distributions	—	(3.08)	(0.80)	(0.32)	—		—

Paid-in capital from redemption fees(2) (Note 5)	—	—	—	—	—		—

Net asset value, end of year	$19.14	$19.27	$17.94	$17.95	$17.25		$14.89

Total return*	(0.67% )	25.46%	4.67%	6.22%	15.85%		60.63%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$563,174	$620,255	$625,178	$734,567	$754,587		$469,929
Ratio of expenses to average net assets**	1.01%	1.01%	1.01%	1.01%	1.02%		1.02%
Ratio of net investment income (loss) to average net assets**	(0.44% )	(0.20% )	0.07%	(0.34% )	(0.23%	)	(0.43%	)
Portfolio turnover rate*	4%	45%	31%	31%	21%		12%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

    Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. The information reflects financial results for the Fund held for the periods shown. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

BUFFALO SMALL CAP FUND

Condensed data for a share of capital stock outstanding throughout the year.	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)	YEARS ENDED MARCH 31,
		2014	2013	2012		2011		2010

Net asset value, beginning of year	$36.02	$30.93	$28.54	$27.69		$24.90		$16.21

Income from investment operations:
Net investment income (loss)	(0.13)	(0.16)	(0.09)	(0.00	)(2)	(0.10	)(1)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	(2.70)	8.44	4.20	0.91		2.89		8.73

Total from investment operations	(2.83)	8.28	4.11	0.91		2.79		8.72

Less distributions:
Dividends from net investment income	—	—	—	—		—		(0.03)
Distributions from capital gains	—	(3.19)	(1.72)	(0.06)		—		—
Return of capital	—	—	—	—		—		— (2)

Total dividends and distributions	—	(3.19)	(1.72)	(0.06)		—		(0.03)

Paid-in capital from redemption fees(2) (Note 5)	—	—	—	—		—		—

Net asset value, end of year	$33.19	$36.02	$30.93	$28.54		$27.69		$24.90

Total return*	(7.86% )	26.71%	15.02%	3.31%		11.20%		53.80%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$3,176,548	$3,803,381	$3,144,179	$2,768,696		$3,157,445		$2,931,836
Ratio of expenses to average net assets**	1.00%	1.00%	1.00%	1.00%		1.01%		1.01%
Ratio of net investment loss to average net assets**	(0.67% )	(0.45% )	(0.31% )	(0.00%	)(3)	(0.40%	)	(0.51% )
Portfolio turnover rate*	8%	22%	34%	24%		16%		9%

*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Net investment loss per share calculated using average shares outstanding.
(2)	Less than $0.01 per share.
(3)	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

    Notes to Financial Statements

September 30, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Funds (comprised of the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Emerging Opportunities Fund, Buffalo Mid Cap Fund, and Buffalo Small Cap Fund) (the “Funds”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate fund.

The investment objective of the Buffalo Discovery Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Emerging Opportunities Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund is long-term growth of capital.

The investment objectives of the Buffalo Flexible Income Fund and Buffalo Dividend Focus Fund are the generation of high current income and, as a secondary objective, the long-term growth of capital.

The investment objective of the Buffalo High Yield Fund is current income, with long-term growth of capital as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2014, the Buffalo High Yield Fund held one fair valued security, with a market value of $0 or 0.00% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) 820, Fair Value Measurements and Disclosure ASC 820, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 — Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9 — Foreign Investment Risk, to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2014. These assets are measured on a recurring basis.

BUFFALO DISCOVERY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$625,478,671	$—	$—	$625,478,671
Short Term Investments	37,473,915	—	—	37,473,915

Total*	$662,952,586	$—	$—	$662,952,586

BUFFALO DIVIDEND FOCUS FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$26,161,181	$—	$—	$26,161,181
Short Term Investment	3,847,902	—	—	3,847,902

Total*	$30,009,083	$—	$—	$30,009,083

BUFFALO EMERGING OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$278,321,759	$—	$—	$278,321,759
Short Term Investment	3,328,593	—	—	3,328,593

Total*	$281,650,352	$—	$—	$281,650,352

BUFFALO FLEXIBLE INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$880,026,965	$—	$—	$880,026,965
REITS	19,560,500	—	—	19,560,500
Convertible Bonds	—	85,277,656	—	85,277,656
Corporate Bonds	—	209,070,599	—	209,070,599
U.S. Government Note	149,856,450	—	—	149,856,450
Bank Loans	—	8,788,879	—	8,788,879
Short Term Investments	219,124,321	—	—	219,124,321

Total*	$1,268,568,236	$303,137,134	$—	$1,571,705,370

Written Options	$(335,410)	$(20,978)	$—	$(356,388)

BUFFALO GROWTH FUND
	LEVEL 1	Level 2	LEVEL 3	TOTAL
Common Stocks	$554,659,502	$—	$—	$554,659,502
Short Term Investment	17,659,956	—	—	17,659,956

Total*	$572,319,458	$—	$—	$572,319,458

BUFFALO HIGH YIELD FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$14,388,990	$—	$—	$14,388,990
Convertible Preferred Stocks	—	3,327,188	—	3,327,188
Preferred Stocks	—	2,485,000	—	2,485,000
Convertible Bonds	—	41,138,561	—	41,138,561
Corporate Bonds	—	163,842,183	—	163,842,183
Bank Loans	—	3,362,332	—	3,362,332
Short Term Investments	28,340,947	—	—	28,340,947

Total*	$42,729,937	$214,155,264	$—	$256,885,201

    Notes to Financial Statements

September 30, 2014 (Unaudited)

(Continued)

BUFFALO INTERNATIONAL FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$70,501,769	$131,041,609	$—	$201,543,378
Preferred Stocks	786,192	—	—	786,192
Short Term Investment	19,008,750	—	—	19,008,750

Total*	$90,296,711	$131,041,609	$—	$221,338,320

BUFFALO LARGE CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$31,792,097	$—	$—	$31,792,097
Short Term Investment	591,959	—	—	591,959

Total*	$32,384,056	$—	$—	$32,384,056

BUFFALO MID CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$558,216,230	—	—	$558,216,230
Short Term Investment	5,017,276	—	—	5,017,276

Total*	$563,233,506	—	—	$563,233,506

BUFFALO SMALL CAP FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$3,146,675,261	$—	$—	$3,146,675,261
Short Term Investment	78,675,328	—	—	78,675,328

Total*	$3,225,350,589	$—	$—	$3,225,350,589

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2014:

FAIR VALUE MEASUREMENT USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	INVESTMENTS IN SECURITIES PERIOD ENDED SEPTEMBER 30, 2014
Fair Value as of March 31, 2014**	$—

Fair Value as of September 30, 2014**	$—

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

**	Includes a security that was valued at $0 based on unobservable inputs as of September 30, 2014. There was no change in value in the investment(s) during the period ended September 30, 2014.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund. The Buffalo International Fund had transfers from Level 1 into Level 2. The market value of the securities was $156,773,835. The transfer into Level 2 was due the securities being priced using the fair valuation price provided by the pricing service on September 30, 2014. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

B. FEDERAL INCOME TAXES — Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. Therefore, no federal income tax provision has been provided.

At September 30, 2014, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as other expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

The Funds have analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Open tax years include the tax years ended March 31, 2011 through March 31, 2014. The Funds have no examinations in progress.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. Generally Accepted Accounting Principles (GAAP). These differences are primarily due to differing treatments for premium amortization on debt securities, deferral of late year and wash sale losses, and partnership investment income.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

F. FOREIGN CURRENCY TRANSLATION — Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

G. PURCHASED AND WRITTEN OPTION CONTRACTS — Certain of the Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which a Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value. The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Funds’ investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds. See Note 8 for written option activity.

H. INDEMNIFICATIONS — Under the Funds’ organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

I. RECENT ACCOUNTING PRONOUNCEMENT — In June 2013, the FASB issued ASU 2013-08 Financial Services — Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. Adoption of this ASU did not result in any changes to the financial statements of the Funds.

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the six months ended September 30, 2014 and the year ended March 31, 2014 was as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2014		YEAR ENDED MARCH 31, 2014
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS*	ORDINARY INCOME	LONG-TERM CAPITAL GAINS*
Buffalo Discovery Fund	—	—	14,601,107	27,679,487
Buffalo Dividend Focus Fund	112,424	—	730,030	—
Buffalo Emerging Opportunities Fund	—	—	—	1,262,443
Buffalo Flexible Income Fund	12,596,379	—	31,097,108	4,305,656
Buffalo Growth Fund	—	—	14,635,618	22,138,631
Buffalo High Yield Fund	4,370,078	—	11,409,791	3,569,394
Buffalo International Fund	—	—	354,812	—
Buffalo Large Cap Fund	—	—	111,066	4,176,545
Buffalo Mid Cap Fund	—	—	4,380,399	84,212,434
Buffalo Small Cap Fund	—	—	38,722,736	274,358,348

*	The Funds designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3)(c), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.

    Notes to Financial Statements

September 30, 2014 (Unaudited)

(Continued)

Total distributions paid differ from the Statements of Changes in Net Assets due primarily to the recharacterization of short-term capital gain distributions to ordinary distributions for tax purposes.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2014, the following table shows the reclassifications made:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Buffalo Discovery Fund	$2,844,157	$(2,844,157)	$—
Buffalo Dividend Focus Fund	15,276	(13,788)	(1,488)
Buffalo Emerging Opportunities Fund	4,691,752	(4,691,752)	—
Buffalo Flexible Income Fund	36,311	(35,101)	(1,210)
Buffalo Growth Fund	—	—	—
Buffalo High Yield Fund	207,560	(207,560)	—
Buffalo International Fund	(208,561)	266,578	(58,017)
Buffalo Large Cap Fund	101,416	(101,416)	—
Buffalo Mid Cap Fund	1,259,457	(1,259,457)	—
Buffalo Small Cap Fund	9,930,376	(9,930,376)	—

The permanent differences primarily relate to foreign currency adjustments, sale of discount bonds/contingent payment debt instruments, partnership adjustments and net operating losses.

As of March 31, 2014, the components of accumulated earnings (losses) for income tax purposes were as follows:

	BUFFALO DISCOVERY FUND	BUFFALO DIVIDEND FOCUS FUND	BUFFALO EMERGING OPPORTUNITIES FUND	BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND
Tax cost of Investments(a)	$483,673,982	$15,827,227	$451,252,719	$1,231,374,889	$445,202,237

Unrealized Appreciation	175,185,804	2,905,980	92,731,753	181,985,449	174,521,562
Unrealized Depreciation	(10,138,080)	(91,316)	(22,600,483)	(20,000,605)	(2,926,907)

Net unrealized appreciation	165,047,724	2,814,664	70,131,270	161,984,844	171,594,655

Undistributed Ordinary Income	4,417,063	71,787	10,778,590	4,546,230	1,644,837
Undistributed Long Term Capital Gain	33,340,881	53,259	8,102,062	3,949,249	22,767,663

Distributable earnings	37,757,944	125,046	18,880,652	8,495,479	24,412,500

Other accumulated loss	—	—	—	(156,680)	—

Total accumulated gain	202,805,668	2,939,710	89,011,922	170,252,471	196,007,155

	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND
Tax cost of Investments(a)	$264,173,537	$195,922,092	$23,442,611	$439,686,811	$2,384,826,536

Unrealized Appreciation	25,635,232	34,667,018	9,092,380	188,101,171	1,563,508,555
Unrealized Depreciation	(2,452,556)	(4,200,043)	(423,279)	(6,846,749)	(91,989,590)

Net unrealized appreciation	23,182,676	30,466,975	8,669,101	181,254,422	1,471,518,965

Undistributed Ordinary Income	777,946	—	1,048,611	—	—
Undistributed Long Term Capital Gain	2,196,325	—	1,726,030	44,492,671	199,950,259

Distributable earnings	2,974,271	—	2,774,641	44,492,671	199,950,259

Other accumulated loss	—	(4,293,832)	—	(2,467,989)	(14,716,212)

Total accumulated gain	26,156,947	26,173,143	11,443,742	223,279,104	1,656,753,012

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales, premium amortization, trust preferred instrument and contingent payment debt instrument adjustments and publicly traded partnership investments.

Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, qualified late-year loss deferrals and/or unrealized gain/(loss) on derivative position.

(a)	Represents cost for federal income tax purposes and may differ from the cost for financial reporting purposes.

The following Funds utilized the amounts below of prior year capital loss carryover in the current year.

Buffalo Emerging Opportunities Fund	$2,191,739
Buffalo International Fund	5,857,678

As of March 31, 2014, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

BUFFALO INTERNATIONAL FUND
MONTH/YEAR REALIZED	MONTH/ YEAR EXPIRING	ST	LT
March-09	March-17	$2,530,333	N/A
March-10	March-18	1,076,190	N/A
March-14	Unlimited	609,409	—

Totals		$4,215,932	—

The utilization of certain capital loss carryovers are subject to annual limitations of $652,599, pursuant to IRC Sec. 382 as result of acquisition of Buffalo China Fund on January 25, 2013.

RIC Modernization Act — On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforward will retain their characteristics as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

At March 31, 2014, the following Funds deferred, on a tax basis, qualified late year losses, consisting of ordinary late year losses and post-October capital losses, as follows:

	ORDINARY LATE YEAR LOSSES	POST OCTOBER CAPITAL LOSSES
Buffalo International Fund	$58,796	$—
Buffalo Mid Cap Fund	626,345	1,841,644
Buffalo Small Cap Fund	6,562,140	8,154,072

For the year ended March 31, 2014, the Buffalo International Fund earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

BUFFALO INTERNATIONAL FUND
COUNTRY	GROSS DIVIDEND	TAXES WITHHELD
Belgium	$10,882	$1,632
Bermuda	100,546	—
Brazil	214,389	7,370
Canada	12,880	1,932
Cayman Islands	58,212	—
Chile	46,834	15,041
China	35,091	3,509
France	323,060	47,308
Germany	407,130	55,019
Hong Kong	117,987	1,106
India	6,943	—
Israel	20,417	3,063
Italy	19,140	2,871
Japan	79,924	8,167
Jersey	23,650	—
Luxembourg	31,416	4,712
Mexico	11,775	—
Netherlands	89,261	13,389
Norway	87,186	13,078
South Korea	10,690	1,764
Spain	32,920	4,898
Sweden	52,104	7,816
Switzerland	150,412	7,708
Taiwan	42,232	8,446

	$1,985,081	$208,829

    Notes to Financial Statements

September 30, 2014 (Unaudited)

(Continued)

3. RELATED PARTY TRANSACTIONS:

Management fees are paid to Kornitzer Capital Management, Inc. (“KCM”) at the rate of 1.00% per annum of the average daily net asset values of the Funds, except for the Buffalo Emerging Opportunities Fund, Buffalo Dividend Focus Fund, Buffalo Growth Fund and Buffalo Large Cap Fund which have a management fee rate of 1.45%, 0.90%, 0.90% and 0.90%, respectively. The management fees are for services which include the costs of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian (except for the additional cost of maintaining custody of assets in foreign jurisdictions, when compared to domestic custody costs), independent registered public accounting firm and legal counsel; fees and expenses of officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration. Pursuant to a Master Services Agreement with U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), KCM pays U.S. Bancorp a fee of 30/100 of 1% (0.30%) of each Fund’s average daily net assets out of the fees KCM receives from the Funds, except for the Buffalo Dividend Focus Fund, Buffalo Growth Fund and the Buffalo Large Cap Fund, where U.S. Bancorp receives 25/100 of 1% (0.25%). U.S. Bancorp provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of U.S. Bancorp.

With respect to the Buffalo Small Cap Fund only, the annual management fee rate of one percent (1.00%) of the Buffalo Small Cap Fund’s average daily net assets is a base fee paid to KCM that is subject to reduced fees paid on assets in excess of certain levels (breakpoints). The fee paid by KCM to USBFS is also subject to breakpoints on assets in excess of certain levels. The breakpoint schedules for the management fees paid by the Buffalo Small Cap Fund to KCM and the fees paid by KCM to USBFS are set forth in the following table:

BUFFALO SMALL CAP FUND FEE BREAKPOINTS
	(AS A % OF AVERAGE DAILY NET ASSETS)
ASSET LEVEL	MANAGEMENT FEE	USBFS FEE
Assets up to $6 billion	1.00%	0.300%
Assets over $6 billion up to $7 billion	0.95%	0.275%
Assets over $7 billion up to $8 billion	0.90%	0.250%
Assets over $8 billion up to $9 billion	0.85%	0.225%
Assets over $9 billion	0.80%	0.200%

The management fees do not include the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and their shares, insurance, certain trustee expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. Certain officers and a trustee of the Funds are also officers and/or directors of KCM.

A trustee of the Funds is affiliated with U.S. Bancorp and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds, as described above.

4. AGGREGATE COMPENSATION TO TRUSTEES:

The Funds do not directly compensate any of their trustees. U.S. Bancorp pays trustee fees to non-interested Board members from its share of the management fee that it receives from KCM. The aggregate compensation paid to the Funds’ non-interested trustees for their service on the Funds’ Board for the six months ended September 30, 2014 was $109,250. Interested trustees who are affiliated with either KCM or the Funds’ service providers do not receive any compensation from the Funds, but are compensated directly by the advisor or service provider in connection with their employment with those entities.

5. REDEMPTION FEE:

Shares of the Buffalo Flexible Income Fund, Buffalo International Fund, Buffalo Dividend Focus Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Discovery Fund and Buffalo Growth Fund sold or exchanged within 60 days of their purchase and shares of the Buffalo High Yield Fund, Buffalo Emerging Opportunities Fund and Buffalo Small Cap Fund sold or exchanged within 180 days of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The Funds will employ the “first in, first out” method to calculate the 60-day or 180-day holding period. The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

6. INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2014, were as follows:

	BUFFALO DISCOVERY FUND	BUFFALO DIVIDEND FOCUS FUND	BUFFALO EMERGING OPPORTUNITIES FUND	BUFFALO FLEXIBLE INCOME FUND	BUFFALO GROWTH FUND
Purchases	$133,394,751	$12,722,336	$29,527,050	$467,337,243	$65,582,484
Proceeds from Sales	$129,896,344	$5,689,371	$210,051,693	$240,671,068	$114,481,646
	BUFFALO HIGH YIELD FUND	BUFFALO INTERNATIONAL FUND	BUFFALO LARGE CAP FUND	BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND
Purchases	$ 32,058,784	$28,938,186	$3,260,010	$21,636,797	$278,595,940
Proceeds from Sales	$ 32,237,118	$26,086,297	$4,097,136	$73,133,610	$598,345,890

There were no purchases or sales of long-term U.S. government securities for any Funds, except for the Buffalo Flexible Income Fund, during the six months ended September 30, 2014. The Buffalo Flexible Income Fund purchased and sold $299,900,390 and $150,255,774 in long-term U.S. government securities, respectively, for six months ended September 30, 2014.

7. TRANSACTIONS WITH AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo Emerging Opportunities Fund and the Buffalo Small Cap Fund as of September 30, 2014 amounted to $4,854,500 and $414,193,635, respectively, representing 1.71% and 13.04% of net assets, respectively. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at September 30, 2014 or was an affiliate during the period ended September 30, 2014 is as follows:

BUFFALO EMERGING OPPORTUNITIES FUND
	VOXELJET AG	TOTAL
March 31, 2014 Balance
Shares	—	—
Cost	$—	$—
Gross Additions
Shares	194,000	—
Cost	$2,910,000	$2,910,000
Gross Deductions
Shares	—	—
Cost	$—	$—
September 30, 2014 Balance
Shares	350,000	—
Cost	$5,250,000	$5,250,000

Realized gain (loss)	$—	$—

Investment income	$—	$—

BUFFALO SMALL CAP FUND
	ADTRAN, INC.	DEALERTRACK HOLDINGS INC. (1)	INTERNAP NETWORK SERVICES CORP.	LOGMEIN, INC.	OXFORD INDUSTRIES, INC.	PROTO LABS, INC.	VITAMIN SHOPPE, INC.	Total
March 31, 2014 Balance
Shares	4,759,333	2,490,350	3,398,450	2,028,450	1,063,637	1,380,900	1,434,400	—
Cost	$98,692,325	$40,110,168	$47,327,405	$59,092,612	$29,899,197	$92,154,514	$68,832,621	$436,108,842
Gross Additions
Shares	—	—	—	—	59,125	—	—	—
Cost	$—	$—	$—	$—	$3,719,485	$—	$—	$3,719,485
Gross Deductions
Shares	1,140,675	—	34,000	20,000	22,000	28,000	—	$1,244,675
Cost	$29,477,766	$—	$569,887	$700,930	$1,603,116	$2,082,458	$—	$34,434,157
September 30, 2014 Balance
Shares	3,618,658	—	3,364,450	2,008,450	1,100,762	1,352,900	1,434,400	—
Cost	$69,214,559	$—	$46,757,518	$58,391,682	$32,015,566	$90,072,056	$68,832,621	$365,284,002

Realized gain (loss)	$(3,830,944)	$—	$(341,436)	$154,763	$(247,202)	$76,193	$—	$(4,188,626)

Investment income	$773,988	$—	$—	$—	$446,728	$—	$—	$1,220,716

*	As a result of the Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.
(1)	Security no longer an affiliate due to an increase in the outstanding shares of issuing company

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer’s outstanding securities).

    Notes to Financial Statements

September 30, 2014 (Unaudited)

(Continued)

8. OPTIONS WRITTEN:

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the six months ended September 30, 2014.

For additional information regarding derivative instruments and hedging activities of the Buffalo Flexible Income Fund please refer to Note 1.G to understand how and why the Buffalo Flexible Income Fund uses derivatives.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended September 30, 2014 were as follows:

BUFFALO FLEXIBLE INCOME FUND
	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2014.	10,086	447,629
Options written	17,640	723,558
Options terminated in closing transaction . . . . . .	(10)	(7,075)
Options exercised	(11,046)	(440,173)
Options expired	(5,397)	(224,020)

Outstanding, September 30, 2014	11,273	499,919

The following is a summary of the location of derivative investments on the Buffalo Flexible Income Fund’s Statement of Assets and Liabilities as of September 30, 2014:

DERIVATIVE INVESTMENT TYPE	VALUE
Liability Derivatives
Buffalo Flexible Income Fund Written Options — equity contracts	$356,388

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of September 30, 2014:

DERIVATIVE INVESTMENT TYPE	REALIZED GAIN (LOSS) ON OPTIONS
Liability Derivatives
Buffalo Flexible Income Fund Written Options — equity contracts	$224,020
DERIVATIVE INVESTMENT TYPE	CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON OPTIONS
Liability Derivatives
Buffalo Flexible Income Fund Written Options — equity contracts	$285,569

The following tables present derivative assets and liabilities net of amounts available for offset under a master netting arrangement (MNA) and net of related collateral received or pledged, if any, as of September 30, 2014:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES AND SUBJECT TO MASTER NETTING AGREEMENTS (MNA)
Liabilities:				GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF FINANCIAL POSITION
	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF FINANCIAL POSITION	NET AMOUNTS PRESENTED IN THE STATEMENT OF FINANCIAL POSITION	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED/ RECEIVED	NET AMOUNT
Description
Written Options	$356,388	$—	$356,388	$356,388	$—	$—

	$356,388	$—	$356,388	$356,388	$—	$—

9. FOREIGN INVESTMENT RISK:

When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings and your investment. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund’s assets at risk of total loss.

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

10. SUBSEQUENT EVENTS:

Management has evaluated the events and transactions that have occurred after September 30, 2014 and through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment of the financial statements or additional disclosures.

    Notice to Shareholders

A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Buffalo Funds have adopted proxy voting policies and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment advisor, the authority to vote proxies. A description of the Buffalo Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

    Privacy Policy

This Privacy Policy has been adopted by the Buffalo Funds. The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

This Privacy Policy has also been adopted by KCM, an investment advisor registered with the Securities and Exchange Commission that serves as the investment advisor and manager of the Funds.

The Funds and the Advisor are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non-public personally identifiable information (“Personal Information”) about you. Some of this is information you provide and some is obtained from other sources. In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information. Please read the Privacy Policy carefully. It has information about our policies for the collection, use, disclosure, and protection of your Personal Information. If you have any questions, you can obtain additional information from the following:

Buffalo Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701 1-800-492-8332

www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy. As methods of doing business change, we reflect any applicable changes in our Privacy Policy. If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION

We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below. These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?

Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you. The Personal Information we collect will vary depending upon the product or service you select.

The following is a general list of the Personal Information. Not all of the Personal Information will be collected every time you do business with us.

Personal Information

•	Name

•	Address

•	Birthdate

•	Phone number

•	Social Security Number

•	E-mail address

•	Product-Related Personal Information

•	Product Activity History (things you have done with your mutual funds such as deposits, transfers, redemptions, etc.)

GENERAL PRIVACY PROCESSES

How do we collect Personal Information?

We use a variety of methods to collect Personal Information. We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions. We also collect Personal Information from our web site and through other electronic means. We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution. In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf. This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us. If we do not share the Personal Information, we cannot provide you the product or service you requested. In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

    Privacy Policy

(Continued)

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with: 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution. In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate. Examples of this are to: members of your family; registered investment advisors, attorneys and CPAs who you have retained to advise you in a transaction; and persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes. We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review. Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available. If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records. If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

BUFFALO FUNDS

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

BUFFALOFUNDSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer has reviewed and evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, the Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service providers.

1

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics. Incorporated by reference to the Registrant’s Form N-CSR filed on June 30, 2011.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Buffalo Funds

By	/s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date	12/1/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date	12/1/2014

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